UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA			19312
(Address of principal executive offices)			(Zip code)

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2014

Item 1. Reports to Stockholders.

Semiannual Report

March 31, 2014 (unaudited)

Long/short equity funds

Turner Market Neutral Fund

Turner Medical Sciences Long/Short Fund

Turner Spectrum Fund

Turner Titan Fund

U.S. growth equity funds

Turner All Cap Growth Fund

Turner Emerging Growth Fund

Turner Large Growth Fund

Turner Midcap Growth Fund

Turner Small Cap Growth Fund

Emerging markets equity fund

Turner Emerging Markets Fund

Contents

2	Letter to shareholders
3	Schedules of investments
29	Sector Weightings
32	Financial statements
54	Notes to financial statements
64	Board of Trustees considerations in approving the Advisory Agreement
65	Disclosure of fund expenses

Turner Funds

As of March 31, 2014, the Turner Funds offered a series of 10 mutual funds to individual and institutional investors. The minimum initial investment for Institutional Class Shares in a Turner Fund is $250,000 (except for $100,000 for the Turner Market Neutral Fund, the Turner Medical Sciences Long/Short Fund, the Turner Spectrum Fund, and the Turner Titan Fund) for regular accounts and $100,000 for individual retirement accounts. The minimum initial investment for Investor Class Shares, Retirement Class Shares, and Class C Shares is $2,500 for regular accounts and $2,000 for individual retirement accounts.

Turner Investments, L.P., based in Berwyn, Pennsylvania, serves as the investment adviser for the Turner Funds. Turner Investments, L.P., founded in 1990, manages more than $5.8 billion in stock investments as of March 31, 2014.

Shareholder services

Turner Funds shareholders receive annual and semiannual reports, quarterly account statements, and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1.800.224.6312, may visit our website, www.turnerinvestments.com, or may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

TURNER FUNDS 2014 SEMIANNUAL REPORT 1

LETTER TO SHAREHOLDERS

To our shareholders

The stock market closed out a strong 2013 as all global equity indices posted absolute gains for the last three months of the year. For all of the noise in 2013 — the U.S. government shutdown, tapering fears, the threat of military action in Syria, and Cyprus seeking a bailout — markets showed tremendous resiliency. Despite all of the macroeconomic concerns, investors chose to focus on the prospects of a growing global economy led by the U.S. Then, as investors entered the new year, they experienced a period of seesawing markets. Equity markets stumbled out of the gate in January and by the first trading day of February global and U.S. equity markets had plummeted over 5%, as measured by the MSCI World Index and Russell 3000 Index, respectively. Weaker than expected U.S. manufacturing, disappointing data from China that adversely affected emerging markets, and worries over deflation in the euro zone all combined to drive investors to safer assets. From that low, however, markets retraced their steps steadily through the rest of February and into March, as the Ukrainian crisis eased and China hinted at stimulus for its slowing economy. Overall, the markets recorded strong positive returns for the six-months ended March 31, 2014 with U.S. markets faring better than non-U.S. markets. The Russell 3000 Index posted a 12.3% return while the MSCI World ex-US Index returned 6.51%.

All along the capitalization and style spectra, stocks were up considerably. The large-cap Russell 1000 Index posted a return of 12.5%, outpacing the 9.9% return of the small-cap Russell 2000 Index for the six-months ended March 31, 2014. From a style perspective, value stocks outpaced growth stocks across the market cap spectrum. All nine sectors of the Russell 3000 Index produced positive returns during the period. The best-performing sectors were the health care and technology sectors while the consumer staples and consumer discretionary sectors lagged.

After a robust 2013, we anticipated markets cooling in 2014 and continue to believe we will not likely witness a repeat performance for the current calendar year. While central bank policy globally appears to be supportive of market improvement, there remain concerns about slowing growth in China and whether Russia will remain at bay with regard to Ukraine. We view the style shift toward value during the period emanating largely from profit-taking after several strong quarters for growth stocks and a temporary move to yield stocks in light of low current bond yields. While that shift may not be a harbinger of prolonged investor risk aversion, it could remain in place for a number of months. Going forward, however, the expectation of advancing interest rates could take some of the luster off of higher yielding stocks relative to growth stocks and could aid equity markets, in general, as investors continue to migrate from bonds. We continue to believe in the power of some of the long-term secular growth trends we have identified and expect those companies with the ability to capitalize on them to generate solid risk-adjusted returns.

Again, we appreciate your investment in the Turner Funds, and we look forward to continuing to serve you in the years ahead.

Sincerely,

Bob Turner

Chairman and Chief Investment Officer
Turner Investments

Past performance is no guarantee of future results. The views expressed are those of Turner Investments as of March 31, 2014, and are not intended as a forecast or investment recommendations. The indexes mentioned are not available for investment.

Bob Turner

2 TURNER FUNDS 2014 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Market Neutral Fund

March 31, 2014

	Shares	Value (000)
Common stock—81.5%
Consumer discretionary—12.0%
CBS, Cl B^	1,330	$82
Dollar General*	1,460	81
Home Depot^	1,030	82
Liberty Global, Cl C*^	960	39
Liberty Global, Cl A*^	960	40
Urban Outfitters*^	4,030	147
Total Consumer discretionary		471
Consumer staples—5.3%
Colgate-Palmolive^	640	42
Constellation Brands*^	960	82
WhiteWave Foods, Cl A*	2,980	84
Total Consumer staples		208
Energy—3.0%
PetroChina ADR^	1,100	119
Total Energy		119
Financials—15.6%
Affiliated Managers Group*^	870	174
Allstate^	1,420	80
Countrywide	7,855	86
Discover Financial Services^	1,510	88
Morgan Stanley^	2,660	83
Plum Creek Timber^	2,350	99
Total Financials		610
Health care—9.9%
AstraZeneca ADR^	1,470	95
Cardinal Health^	1,280	90
DepoMed*^	11,240	163
Icon*^	860	41
Total Health care		389
Industrials—11.2%
Canadian Pacific Railway^	500	75
Interface^	6,320	130
Kansas City Southern^	820	84
Precision Castparts^	600	151
Total Industrials		440
	Shares	Value (000)
Information technology—19.7%
Bottomline Technologies*^	2,200	$77
CalAmp*^	2,060	57
Cavium*^	1,740	76
JDS Uniphase*^	6,190	87
LinkedIn, Cl A*^	370	68
NCR*^	4,990	183
NXP Semiconductors*^	2,020	120
TE Connectivity^	1,700	102
Total Information technology		770
Materials—4.8%
Lyondellbasell Industries, Cl A^	1,700	151
Methanex^	600	38
Total Materials		189
Total Common stock (Cost $2,969)**		3,196
Cash equivalent—1.4%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.045%‡	53,103	53
Total Cash equivalent (Cost $53)**		53
Total Investments—82.9% (Cost $3,022)**		3,249
Segregated cash with brokers—96.7%		3,787
Securities sold short—(80.7)% (Proceeds $(3,054))**		(3,161)
Net Other assets (liabilities)—1.1%		43
Net Assets—100.0%		$3,918

  *  Non-income producing security.

  **  This number is listed in thousands.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

  ‡  Rate shown is the 7-day effective yield as of March 31, 2014.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 SEMIANNUAL REPORT 3

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Market Neutral Fund

March 31, 2014

	Shares	Value (000)
Common stock—80.7%
Consumer discretionary—12.2%
Bed Bath & Beyond	2,430	$168
Darden Restaurants	1,560	79
PetSmart	1,050	72
TJX	1,240	75
Tupperware Brands	990	83
Total Consumer discretionary		477
Consumer staples—5.1%
Costco Wholesale	340	38
JM Smucker	820	80
PepsiCo	980	82
Total Consumer staples		200
Energy—7.2%
China Petroleum & Chemical ADR	1,560	140
Ultra Petroleum	5,360	144
Total Energy		284
Financials—15.4%
Arch Capital Group	1,280	74
B of I Holdings	1,000	86
Eaton Vance	2,250	86
Franklin Resources	1,580	86
Home Properties of NY	1,460	88
Mid-America Apartment Communities	1,450	98
MSCI, Cl A	1,950	84
Total Financials		602
Health care—9.8%
GlaxoSmithKline ADR	2,420	129
Hologic	7,510	161
Sirona Dental Systems	1,240	93
Total Health care		383
Industrials—8.1%
Boeing	1,240	155
Canadian National Railway	1,370	77
Norfolk Southern	870	85
Total Industrials		317
	Shares	Value (000)
Information technology—22.9%
Fairchild Semiconductor International	6,090	$84
International Business Machines	410	79
Jabil Circuit	5,410	97
Micros Systems	3,120	164
Oracle	2,290	94
Power Integrations	1,010	66
Texas Instruments	1,790	84
Trimble Navigation	4,080	159
Vantive	2,340	71
Total Information technology		898
Total Common stock (Proceeds $3,054)*		3,161
Total Securities sold short—80.7% (Proceeds $3,054)*		$3,161

Percentages disclosed are based on total net assets of the Fund at March 31, 2014.

  *  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

4 TURNER FUNDS 2014 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Medical Sciences Long/Short Fund

March 31, 2014

	Shares	Value (000)
Common stock—73.7%†
Biotechnology—10.1%
Aegerion Pharmaceuticals*	8,870	$409
Amarin ADR*	133,440	242
Amicus Therapeutics*	88,784	184
Cepheid*	6,430	332
Cubist Pharmaceuticals*	17,550	1,284
Discovery Laboratories*	282,390	607
Dynavax Technologies*	124,030	223
Enanta Pharmaceuticals*	2,610	104
Keryx Biopharmaceuticals*	17,300	295
NPS Pharmaceuticals*	17,750	531
Puma Biotechnology*	4,450	463
Rigel Pharmaceuticals*	78,590	305
Total Biotechnology		4,979
Food & Staples Retailing—1.1%
Rite AID*	86,050	540
Total Food & Staples Retailing		540
Health care equipment & supplies—8.6%
Align Technology*	5,060	262
Carefusion*	8,200	330
CONMED	4,900	213
Cooper^	7,170	985
Cyberonics*	6,110	399
Natus Medical*	7,170	185
Teleflex	6,490	696
Unilife*	294,860	1,199
Total Health care equipment & supplies		4,269
Health care providers & services—22.4%
Catamaran*	17,810	797
Envision Healthcare Holdings*	9,070	307
Express Scripts Holding*^	11,950	897
HCA Holdings*	38,490	2,022
Humana	4,040	455
McKesson^	5,030	888
Quest Diagnostics	12,500	724
Tenet Healthcare*	41,140	1,761
UnitedHealth Group, Cl B	11,480	941
	Shares	Value (000)
Universal Health Services, Cl B^	10,330	$848
WellPoint	14,040	1,398
Total Health care providers & services		11,038
Life sciences tools & services—1.5%
Charles River Laboratories International*	4,580	$276
Covance*	4,340	451
Total Life sciences tools & services		727
Pharmaceuticals—27.0%
Akorn*	15,970	351
Allergan	5,010	622
Auxilium Pharmaceuticals*	7,300	198
Bayer AG	3,152	426
Biodelivery Sciences International*	76,690	647
Bristol-Myers Squibb^	23,740	1,233
Cardiome Pharma*	26,600	210
DepoMed*^	47,690	692
Eli Lilly	25,620	1,509
Endo International*	5,750	395
Horizon Pharma*	26,920	407
Impax Laboratories*^	32,190	850
Mylan*	22,020	1,075
Roche Holding AG ADR^	31,080	1,172
Teva Pharmaceutical Industries ADR	39,800	2,104
The Medicines*	16,730	475
UCB	12,550	1,005
Total Pharmaceuticals		13,371
Professional services—1.6%
Towers Watson, Cl A	6,900	787
Total Professional services		787
Specialty Retail—1.4%
Vitamin Shoppe*	14,380	683
Total Specialty Retail		683
Total Common stock (Cost $34,596)**		36,394

TURNER FUNDS 2014 SEMIANNUAL REPORT 5

FINANCIAL STATEMENTS

Schedule of investments

Turner Medical Sciences Long/Short Fund

	Shares	Value (000)
Cash equivalent—13.7%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.045%‡	6,749,059	$6,749
Total Cash equivalent (Cost $6,749)**		6,749
Total Investments—87.4% (Cost $41,345)**		43,143
Segregated cash with brokers—63.6%		31,396
Securities sold short—(49.9)% (Proceeds $(24,646))**		(24,650)
Net Other assets (liabilities)—(1.1)%		(527)
Net Assets—100.0%		$49,362

  *  Non-income producing security.

  **  This number is listed in thousands.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of March 31, 2014.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

6 TURNER FUNDS 2014 SEMIANNUAL REPORT

(Unaudited)

Schedule of securities sold short

Turner Medical Sciences Long/Short Fund

March 31, 2014

	Shares	Value (000)
Common stock—28.7%
Biotechnology—12.8%
Agios Pharmaceuticals	17,850	$699
Amgen	4,630	571
Arena Pharmaceuticals	31,020	195
Celgene	6,220	869
Celladon	16,900	201
Dicerna Pharmaceuticals	6,280	177
Fate Therapeutics	4,886	46
Foundation Medicine	8,520	276
Halozyme Therapeutics	81,260	1,033
Incyte	15,720	841
Insys Therapeutics	8,390	348
Isis Pharmaceuticals	9,440	408
MacroGenics	7,500	209
Organovo Holdings	33,500	256
Seattle Genetics	4,900	223
Total Biotechnology		6,352
Health care equipment & supplies—8.6%
Baxter International	6,870	505
Cynosure, Cl A	9,230	270
Dexcom	15,360	635
Edwards Lifesciences	6,640	492
Endologix	7,300	94
Hologic	43,020	926
Mazor Robotics ADR	23,100	472
Neogen	2,710	122
Sirona Dental Systems	9,850	736
Total Health care equipment & supplies		4,252
Health care technology—1.4%
Castlight Health, Cl B	9,780	208
HMS Holdings	19,500	371
Vocera Communications	7,210	118
Total Health care technology		697
Life sciences tools & services—0.9%
Fluidigm	10,380	457
Total Life sciences tools & services		457
Pharmaceuticals—4.4%
Mallinckrodt	13,200	836
Merck KGaA	2,420	408
	Shares	Value (000)
Nektar Therapeutics	32,040	$388
Pacira Pharmaceuticals	7,780	545
Total Pharmaceuticals		2,177
Real Estate Investment Trusts—0.6%
Health Care REIT	4,720	281
Total Real Estate Investment Trusts		281
Total Common stock (Proceeds $14,726)*		14,216
Exchange traded funds—21.2%
Health Care Select Sector SPDR	39,050	2,284
iShares NASDAQ Biotechnology Index Fund	10,539	2,493
Market Vectors Biotech ETF	15,590	1,418
Market Vectors Pharmaceutical ETF	24,660	1,439
SPDR S&P Biotech ETF	19,650	2,800
Total Exchange traded funds (Proceeds $9,920)*		10,434
Total Securities sold short—49.9% (Proceeds $24,646)*		$24,650

Percentages disclosed are based on total net assets of the Fund at March 31, 2014.

  *  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 SEMIANNUAL REPORT 7

FINANCIAL STATEMENTS

Schedule of investments

Turner Spectrum Fund

March 31, 2014

	Shares	Value (000)
Common stock—90.5%
Consumer discretionary—15.0%
Ann*	18,900	$784
Big Lots*	30,790	1,166
Buffalo Wild Wings*	3,470	517
Burlington Stores*^	20,620	609
Cabela's*	16,860	1,104
CBS, Cl B	25,500	1,576
Chipotle Mexican Grill*	1,540	875
Cracker Barrel Old Country Store^	4,790	466
Domino's Pizza	11,410	878
General Motors^	29,980	1,032
Home Depot^	25,440	2,013
HomeAway*^	16,400	618
Installed Building Products*	34,500	481
Jarden*	16,400	981
Kate Spade*	30,970	1,149
Lululemon Athletica*	14,150	744
MarineMax*	40,170	610
MGM Resorts International*	52,630	1,361
Michael Kors Holdings*	5,740	535
Monro Muffler Brake	14,990	853
Nike, Cl B	13,110	968
O'Reilly Automotive*	5,870	871
PVH	10,720	1,338
Ralph Lauren	10,820	1,741
Red Robin Gourmet Burgers*^	16,310	1,169
Skechers U.S.A., Cl A*	21,310	779
Starbucks	9,080	666
Starwood Hotels & Resorts Worldwide^	22,030	1,754
Toll Brothers*	17,160	616
TripAdvisor*	28,820	2,610
Urban Outfitters*^	28,640	1,045
Vitamin Shoppe*^	53,225	2,529
Walt Disney^	31,480	2,521
Wynn Resorts	3,900	866
Total Consumer discretionary		37,825
Consumer staples—4.1%
Anheuser-Busch InBev ADR	10,460	1,101
Boulder Brands*	37,300	657
Colgate-Palmolive	9,610	623
Constellation Brands*	18,670	1,587
CVS Caremark	30,910	2,315
	Shares	Value (000)
Estee Lauder, Cl A	10,830	$724
Hershey	13,730	1,433
Keurig Green Mountain	5,990	632
Monster Beverage*	6,900	479
Rite AID*	113,490	712
Total Consumer staples		10,263
Energy—9.2%
Cabot Oil & Gas^	52,670	1,784
Caracal Energy*	138,486	801
Diamondback Energy*	12,860	866
EOG Resources^	11,250	2,207
Goodrich Petroleum*	98,550	1,559
Gulfport Energy*^	32,730	2,330
Halliburton^	46,000	2,708
Kodiak Oil & Gas*	120,360	1,461
Lehigh Gas Partners^	75,162	2,026
Lekoil*	2,482,552	2,183
Oasis Petroleum*	24,470	1,021
PDC Energy*	16,070	1,001
Penn-Virginia*^	103,320	1,807
SemGroup, Cl A	23,120	1,519
Total Energy		23,273
Financials—15.0%
Affiliated Managers Group*	7,960	1,592
AIA Group	250,853	1,190
American Tower	10,334	846
Artisan Partners Asset Management	13,910	894
Atlas Mara Co-Nvest*	461,660	5,264
Bank of the Ozarks^	16,619	1,131
Bryn Mawr Bank	24,191	695
Comerica	30,130	1,561
Discover Financial Services^	41,122	2,394
East West BanCorp^	27,730	1,012
Essent Group*	41,160	924
Evercore Partners^	19,950	1,102
Fannie Mae*	71,630	279
Hanmi Financial	37,250	868
IntercontinentalExchange Group^	8,340	1,650
Invesco	32,000	1,184
Kennedy-Wilson Holdings	60,470	1,361
LaSalle Hotel Properties	35,860	1,123
MetLife	23,130	1,221
Morgan Stanley	69,810	2,177

8 TURNER FUNDS 2014 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
PacWest Bancorp^	40,070	$1,723
Plum Creek Timber	39,750	1,671
Realogy Holdings*	33,130	1,439
Signature Bank*^	12,950	1,626
Swedbank AB, A Shares	46,528	1,249
T. Rowe Price Group	7,800	642
Talmer BanCorp, Cl A*	45,780	670
Wisdomtree Investments*	34,040	447
Total Financials		37,935
Health care—17.9%
Actavis*	3,260	671
Aegerion Pharmaceuticals*	10,570	487
Akorn*	22,050	485
Align Technology*^	21,750	1,126
Allergan	6,920	859
Amarin ADR*	137,750	249
Amicus Therapeutics*	87,730	182
Auxilium Pharmaceuticals*	9,630	262
Bayer AG	4,353	589
Biodelivery Sciences International*	78,440	662
Bristol-Myers Squibb^	33,430	1,738
Cardiome Pharma*	27,460	217
Carefusion*	11,480	462
Catamaran*	24,590	1,101
Cepheid*	8,480	437
Charles River Laboratories International*	6,160	372
CONMED	8,700	378
Cooper	9,770	1,342
Covance*	5,860	609
Cubist Pharmaceuticals*^	15,925	1,165
Cyberonics*	8,220	536
DepoMed*	49,237	714
Discovery Laboratories*	269,920	580
Dynavax Technologies*	147,020	265
Eli Lilly	23,250	1,368
Enanta Pharmaceuticals*	3,610	144
Endo International*	7,590	521
Envision Healthcare Holdings*	12,280	415
Express Scripts Holding*^	14,260	1,071
Gilead Sciences*^	6,510	461
HCA Holdings*	34,920	1,834
Horizon Pharma*	27,790	420
Humana	4,820	543
	Shares	Value (000)
Impax Laboratories*^	44,450	$1,174
Johnson & Johnson	7,630	749
Keryx Biopharmaceuticals*	28,430	484
McKesson^	10,850	1,917
Mylan*	33,870	1,654
Natus Medical*	9,470	244
NPS Pharmaceuticals*^	17,130	513
Puma Biotechnology*	6,029	628
Quest Diagnostics	14,920	864
Rigel Pharmaceuticals*	139,270	540
Roche Holding AG ADR	37,700	1,422
Team Health Holdings*^	14,270	639
Teleflex^	8,960	961
Tenet Healthcare*	37,330	1,598
Teva Pharmaceutical Industries ADR	36,110	1,909
The Medicines*	16,150	459
Thermo Fisher Scientific	7,170	862
UCB	11,980	959
Unilife*	281,250	1,145
UnitedHealth Group, Cl B	19,410	1,591
Universal Health Services, Cl B^	18,300	1,502
WellPoint	14,500	1,443
Total Health care		45,522
Industrials—14.2%
AMETEK	22,850	1,177
CAI International*^	42,499	1,048
Canadian Pacific Railway^	10,924	1,643
Cypress Energy Partners*^	67,928	1,467
Delta Air Lines	27,350	948
Eaton PLC^	9,730	731
Hertz Global Holdings*^	60,720	1,618
Honeywell International^	7,340	681
Hunt (JB) Transportation Services	18,740	1,348
Huron Consulting Group*^	30,497	1,933
Interface	62,380	1,282
Kansas City Southern	10,570	1,079
Landstar System	35,460	2,100
Louis XIII Holdings*	2,271,582	2,485
Macquarie Infrastructure^	29,350	1,681
Middleby*^	4,610	1,218
On Assignment*	29,518	1,139
Providence Resources*	91,740	283
Quanta Services*	27,420	1,012
Rockwell Automation	8,500	1,059

TURNER FUNDS 2014 SEMIANNUAL REPORT 9

FINANCIAL STATEMENTS

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Saia*^	35,275	$1,348
Scorpio Bulkers*	113,690	1,149
Spirit Airlines*	13,200	784
Swift Transportation*	35,200	871
Towers Watson, Cl A^	39,830	4,542
Union Pacific	2,300	432
United Rentals*^	9,560	908
Total Industrials		35,966
Information technology—11.7%
A10 Networks*	14,490	218
Alliance Data Systems*	4,270	1,163
Cardtronics*^	17,991	699
Check Point Software Technologies*	6,440	436
Cognizant Technology Solutions, Cl A*	12,830	649
DealerTrack Technologies*	19,060	938
Digimarc^	68,142	2,140
Electronics for Imaging*^	37,059	1,605
EMC	20,100	551
Facebook, Cl A*^	30,360	1,829
Google, Cl A*^	2,000	2,228
Hewlett-Packard	13,280	430
LinkedIn, Cl A*	10,440	1,931
Linx	55,473	1,096
Manhattan Associates*^	55,050	1,928
Microchip Technology	30,160	1,440
Qualcomm	13,400	1,057
Red Hat*	10,580	561
Remark Media*	173,060	954
Salesforce.com*^	20,200	1,153
ServiceNow*^	11,000	659
SunPower*^	50,000	1,613
TE Connectivity	14,280	860
Tyler Technologies*^	10,280	860
Visa, Cl A^	6,760	1,459
Western Digital	6,420	589
Xilinx	7,900	429
Total Information technology		29,475
Materials—3.4%
Louisiana-Pacific*^	22,190	374
Lyondellbasell Industries, Cl A	4,960	441
Methanex	24,110	1,542
	Shares	Value (000)
Monsanto	4,890	$556
Rockwood Holdings^	50,350	3,747
Senomyx*	79,180	845
Westlake Chemical^	16,310	1,079
Total Materials		8,584
Total Common stock (Cost $203,341)**		228,843
Warrant—0.3%
Financials—0.3%
Atlas Mara Co-Nvest*	472,160	708
Total Financials		708
Total Warrant (Cost $92)**		708
Cash equivalent—9.9%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.045%‡	25,041,462	25,041
Total Cash equivalent (Cost $25,041)**		25,041
Total Investments—100.7% (Cost $228,474)**		254,592
Segregated cash with brokers—57.0%		144,050
Securities sold short—(54.7)% (Proceeds $(135,782))**		(138,312)
Net Other assets (liabilities)—(3.0)%		(7,572)
Net Assets—100.0%		$252,758

  *  Non-income producing security.

  **  This number is listed in thousands.

  ^  All or a portion of the shares have been committed as collateral for open short positions and open written option contacts.

  ‡  Rate shown is the 7-day effective yield as of March 31, 2014.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

10 TURNER FUNDS 2014 SEMIANNUAL REPORT

(Unaudited)

Schedule of securities sold short

Turner Spectrum Fund

March 31, 2014

	Shares	Value (000)
Common stock—37.8%
Consumer discretionary—6.3%
AutoZone	950	$510
Bed Bath & Beyond	15,870	1,092
Children's Place Retail Stores	8,880	442
Ctrip.com International SP ADR	11,860	598
D.R. Horton	30,850	668
Darden Restaurants	6,600	335
Dillard's, Cl A	9,160	846
Ford Motor	86,920	1,356
L Brands	9,870	560
LKQ	19,950	526
Lowe's	24,710	1,208
Lumber Liquidators Holdings	3,770	354
Newell Rubbermaid	15,190	454
Nordstrom	14,410	900
Panera Bread, Cl A	4,950	874
PetSmart	19,570	1,348
Time Warner	13,370	873
TJX	14,700	892
Twenty-First Century Fox	16,320	522
Under Armour, Cl A	4,540	520
Volkswagen, Preferred Shares	1,670	433
Wyndham Worldwide	8,960	656
Total Consumer discretionary		15,967
Consumer staples—2.8%
Clorox	13,350	1,175
ConAgra Foods	17,530	544
Costco Wholesale	3,930	439
General Mills	14,610	757
JM Smucker	12,290	1,195
McCormick	7,450	534
Procter & Gamble	13,680	1,103
Wal-Mart Stores	15,750	1,204
Total Consumer staples		6,951
Energy—5.2%
Apache	16,470	1,366
Chesapeake Energy	41,550	1,065
Continental Resources	6,510	809
Diamond Offshore Drilling	18,370	896
Dresser-Rand Group	15,610	912
Enbridge Energy Management LLC	45,175	1,252
Exxon Mobil	16,340	1,595
	Shares	Value (000)
Golar LNG	20,450	$853
Northern Oil & Gas	42,950	628
Southwestern Energy	27,920	1,285
Swift Energy	74,620	803
Ultra Petroleum	61,260	1,646
Total Energy		13,110
Financials—7.2%
Arch Capital Group	13,800	794
Assurant	16,450	1,069
B of I Holdings	15,600	1,338
Bank Pekao SA	14,370	935
Digital Realty Trust	11,920	633
Eaton Vance	23,700	904
Extra Space Storage	23,200	1,125
Financial Engine	16,630	844
Franklin Resources	24,000	1,300
Hancock Holding	23,700	869
Health Care REIT	15,560	927
Home Properties of NY	14,390	865
Mid-America Apartment Communities	16,950	1,157
MSCI, Cl A	32,880	1,414
Renaissancere Holdings	5,320	519
Springleaf Holdings	70,730	1,780
The NASDAQ Omx Group	22,950	848
Zions Bancorp	38,650	1,197
Total Financials		18,518
Health care—6.5%
Agios Pharmaceuticals	18,430	722
Amgen	6,394	789
Arena Pharmaceuticals	77,400	488
Baxter International	8,150	600
Castlight Health, Cl B	9,440	200
Celgene	7,370	1,029
Celladon	20,170	240
Cynosure, Cl A	12,490	366
Dexcom	13,940	577
Dicerna Pharmaceuticals	7,200	203
Edwards Lifesciences	6,350	471
Endologix	10,080	130
Fate Therapeutics	12,900	122
Fluidigm	10,710	472
Foundation Medicine	10,150	329

TURNER FUNDS 2014 SEMIANNUAL REPORT 11

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Spectrum Fund

	Shares	Value (000)
Halozyme Therapeutics	73,730	$936
HMS Holdings	31,260	596
Hologic	51,270	1,102
Illumina	1,490	222
Incyte	16,230	869
Insys Therapeutics	7,610	315
Isis Pharmaceuticals	11,270	487
MacroGenics	7,240	201
Mallinckrodt	15,730	997
Mazor Robotics ADR	15,720	321
Merck KGaA	3,330	561
Nektar Therapeutics	38,240	463
Neogen	3,750	169
Organovo Holdings	32,020	245
Pacira Pharmaceuticals	7,060	494
Seattle Genetics	6,480	295
Sirona Dental Systems	16,210	1,210
Vocera Communications	9,950	162
Total Health care		16,383
Industrials—5.2%
Armstrong World Industries	15,680	835
Atlas Air Worldwide Holdings	56,180	1,982
C.H. Robinson Worldwide	12,740	667
Canadian National Railway	17,350	975
Con-way	17,895	735
CSX	31,600	915
Emerson Electric	11,460	766
Lindsay	4,720	416
Nordson	8,000	564
Norfolk Southern	8,050	782
Stericycle	4,740	539
Team	15,800	677
United Technologies	3,700	432
Valmont Industries	5,180	771
W.W. Grainger	4,300	1,087
Werner Enterprises	41,612	1,062
Total Industrials		13,205
Information technology—3.4%
Accenture PLC	4,780	381
Aruba Networks	16,990	319
Control4	11,612	246
Fairchild Semiconductor International	27,500	379
	Shares	Value (000)
Ingenico	9,000	$842
OpenTable	7,150	550
SanDisk	7,300	593
Tech Data	6,110	372
Teradata	5,610	276
Trimble Navigation	17,120	665
Vantive	34,600	1,046
VeriSign	12,890	695
Western Union	102,690	1,680
Wipro ADR	40,070	537
Total Information technology		8,581
Materials—0.5%
E.I. du Pont de Nemours	4,950	332
Quimica y Minera Chile ADR	18,740	595
Rio Tinto PLC ADR	7,000	391
Total Materials		1,318
Utilities—0.7%
AmeriGas Partners	14,330	605
Hong Kong & China Gas	513,351	1,120
Total Utilities		1,725
Total Common stock (Proceeds $95,863)*		95,758
Exchange traded funds—16.9%
Consumer Staples Select Sector SPDR Fund	18,450	794
First Trust Dow Jones Internet Index Fund	14,890	879
Health Care Select Sector SPDR	47,690	2,789
iShares Core S&P Small-Cap ETF	48,310	5,321
iShares NASDAQ Biotechnology Index Fund	13,661	3,230
iShares Russell 1000 Growth ETF	6,190	536
iShares Russell 2000 Growth Index Fund	60,580	8,244
iShares Russell 2000 Index Fund	42,730	4,971
iShares Transporation Average ETF	6,470	876
iShares U.S. Home Construction ETF	56,140	1,360
Market Vectors Biotech ETF	21,532	1,959
Market Vectors Oil Service ETF	25,000	1,258
Market Vectors Pharmaceutical ETF	34,050	1,987

12 TURNER FUNDS 2014 SEMIANNUAL REPORT

(Unaudited)

Schedule of securities sold short

Turner Spectrum Fund

	Shares	Value (000)
SPDR S&P 500 ETF Trust	18,460	$3,453
SPDR S&P Biotech ETF	26,160	3,727
VelocityShares Daily Inverse VIX Short-Term ETN	37,010	1,170
Total Exchange traded funds (Proceeds $39,919)*		42,554
Total Securities sold short—54.7% (Proceeds $135,782)*		$138,312

Percentages disclosed are based on total net assets of the Fund at March 31, 2014.

  *  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 SEMIANNUAL REPORT 13

FINANCIAL STATEMENTS

Schedule of investments

Turner Titan Fund

March 31, 2014

	Shares	Value (000)
Common stock—94.6%†
Consumer discretionary—16.0%
CBS, Cl B^	6,830	$422
Home Depot^	5,430	430
Kate Spade*	7,660	284
Michael Kors Holdings*	3,820	356
Ralph Lauren	2,690	433
Starwood Hotels & Resorts Worldwide	5,050	402
TripAdvisor*	8,660	784
Walt Disney^	10,750	860
Wynn Resorts	2,600	578
Total Consumer discretionary		4,549
Consumer staples—8.6%
Constellation Brands*	5,110	434
CVS Caremark	11,460	859
Estee Lauder, Cl A	7,210	482
Hershey	3,390	354
Monster Beverage*	4,540	315
Total Consumer staples		2,444
Energy—5.5%
EOG Resources	1,790	351
Gulfport Energy*	6,100	434
Halliburton^	9,710	572
Kodiak Oil & Gas*	18,040	219
Total Energy		1,576
Financials—12.9%
Affiliated Managers Group*	1,860	372
American Tower	6,890	564
Comerica	5,700	295
Discover Financial Services^	9,990	582
IntercontinentalExchange Group^	1,440	285
Morgan Stanley	13,730	428
PacWest Bancorp	8,450	363
Signature Bank*	2,890	363
T. Rowe Price Group	5,200	428
Total Financials		3,680
Health care—12.7%
Actavis*	2,170	447
Bristol-Myers Squibb	7,890	410
	Shares	Value (000)
Gilead Sciences*^	4,340	$308
Johnson & Johnson	5,090	500
McKesson^	3,180	561
Mylan*	8,240	402
Thermo Fisher Scientific	4,780	575
UnitedHealth Group, Cl B	5,040	413
Total Health care		3,616
Industrials—9.4%
Eaton PLC^	6,490	488
Honeywell International	4,850	450
Landstar System	6,480	384
Rockwell Automation^	5,570	693
Towers Watson, Cl A	3,240	370
Union Pacific	1,530	287
Total Industrials		2,672
Information technology—28.4%
A10 Networks*	9,680	146
Check Point Software Technologies*	4,300	291
Cognizant Technology Solutions, Cl A*	8,560	433
EMC	13,060	358
Facebook, Cl A*^	11,020	664
Google, Cl A*^	315	351
Hewlett-Packard	8,840	286
LinkedIn, Cl A*	3,650	675
Microchip Technology^	20,120	960
Qualcomm	8,950	706
Red Hat*^	7,050	374
Salesforce.com*^	13,470	768
ServiceNow*	7,190	431
TE Connectivity	9,530	574
Visa, Cl A^	2,005	433
Western Digital	4,230	388
Xilinx	5,380	292
Total Information technology		8,130
Materials—1.1%
Methanex	4,900	314
Total Materials		314
Total Common stock (Cost $25,141)**		26,981

14 TURNER FUNDS 2014 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Titan Fund

	Shares	Value (000)
Cash equivalent—2.6%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.045%‡	729,615	$730
Total Cash equivalent (Cost $730)**		730
Total Investments—97.2% (Cost $25,871)**		27,711
Segregated cash with brokers—54.3%		15,471
Securities sold short—(48.9)% (Proceeds $(13,760))**		(13,941)
Net Other assets (liabilities)—(2.6)%		(740)
Net Assets—100.0%		$28,501

  *  Non-income producing security.

  **  This number is listed in thousands.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of March 31, 2014.

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 SEMIANNUAL REPORT 15

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Titan Fund

March 31, 2014

	Shares	Value (000)
Common stock—37.6%
Consumer discretionary—8.5%
Bed Bath & Beyond	3,520	$242
Ctrip.com International SP ADR	7,910	398
Darden Restaurants	4,240	215
Ford Motor	13,740	214
Lowe's	7,170	351
Nordstrom	4,620	289
PetSmart	5,210	359
Time Warner	5,450	356
Total Consumer discretionary		2,424
Consumer staples—5.0%
Clorox	4,250	374
JM Smucker	4,110	399
McCormick	4,970	357
Procter & Gamble	3,630	293
Total Consumer staples		1,423
Energy—1.6%
Apache	2,050	170
Exxon Mobil	2,940	287
Total Energy		457
Financials—6.5%
Digital Realty Trust	7,950	423
Eaton Vance	6,380	243
Franklin Resources	4,490	243
Health Care REIT	4,790	286
MSCI, Cl A	5,050	217
Springleaf Holdings	8,440	212
Zions Bancorp	7,010	217
Total Financials		1,841
Health care—1.3%
Illumina	1,000	149
Sirona Dental Systems	2,880	215
Total Health care		364
Industrials—5.2%
Nordson	5,330	376
Stericycle	3,120	354
United Technologies	2,470	289
Valmont Industries	1,460	217
	Shares	Value (000)
Werner Enterprises	9,600	$245
Total Industrials		1,481
Information technology—8.6%
Aruba Networks	11,330	212
Fairchild Semiconductor International	18,160	250
OpenTable	4,770	367
SanDisk	4,870	395
Tech Data	4,080	249
Teradata	3,550	175
VeriSign	3,120	168
Western Union	17,780	291
Wipro ADR	26,420	354
Total Information technology		2,461
Materials—0.9%
Rio Tinto PLC ADR	4,670	261
Total Materials		261
Total Common stock (Proceeds $10,529)*		10,712
Exchange traded funds—11.3%
iShares Russell 1000 Growth ETF	4,130	357
iShares Russell 2000 Growth Index Fund	10,600	1,443
SPDR S&P 500 ETF Trust	7,640	1,429
Total Exchange traded funds (Proceeds $3,231)*		3,229
Total Securities sold short—48.9% (Proceeds $13,760)*		$13,941

Percentages disclosed are based on total net assets of the Fund at March 31, 2014.

  *  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

16 TURNER FUNDS 2014 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner All Cap Growth Fund

March 31, 2014

	Shares	Value (000)
Common stock—98.3%†
Consumer discretionary—15.4%
Dunkin' Brands Group	6,930	$348
HomeAway*	12,800	482
Kate Spade*	12,380	459
MGM Resorts International*	11,040	285
Michael Kors Holdings*	3,000	280
Ralph Lauren	1,790	288
Wynn Resorts	3,260	725
Total Consumer discretionary		2,867
Energy—1.5%
Schlumberger	2,820	275
Total Energy		275
Financials—13.3%
Affiliated Managers Group*	2,730	546
AON	6,860	578
Atlas Mara Co-Nvest*	65,000	742
IntercontinentalExchange Group	3,090	611
Total Financials		2,477
Health care—17.0%
Alexion Pharmaceuticals*	2,710	412
Biogen Idec*	1,080	330
Cubist Pharmaceuticals*	3,870	283
Endo International*	4,040	277
NPS Pharmaceuticals*	19,000	569
Regeneron Pharmaceuticals*	1,900	570
Roche Holding AG ADR	13,210	498
Veeva Systems, Cl A*	8,000	214
Total Health care		3,153
Industrials—4.6%
Louis XIII Holdings*	515,000	564
Roper Industries	2,180	291
Total Industrials		855
Information technology—44.3%
Apple	1,110	596
Applied Micro Circuits*	50,250	497
Avago Technologies	16,940	1,090
Cavium*	18,270	799
Google, Cl A*	530	591
LinkedIn, Cl A*	3,370	623
	Shares	Value (000)
Monolithic Power Systems*	16,070	$623
NVIDIA	23,500	421
NXP Semiconductors*	16,210	953
ServiceNow*	6,460	387
Splunk*	3,660	262
Tableau Software, Cl A*	1,880	143
Visa, Cl A	2,760	596
Workday, Cl A*	2,820	258
Yelp*	4,600	354
Total Information technology		8,193
Materials—2.2%
Methanex	6,500	416
Total Materials		416
Total Common stock (Cost $13,954)**		18,236
Warrant—0.5%
Financials—0.5%
Atlas Mara Co-Nvest*	65,000	98
Total Financials		98
Total Warrant (Cost $12)**		98
Cash equivalent—2.2%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.045%‡	406,907	407
Total Cash equivalent (Cost $407)**		407
Total Investments—101.0% (Cost $14,373)**		18,741
Net Other assets (liabilities)—(1.0)%		(184)
Net Assets—100.0%		$18,557

  *  Non-income producing security.

  **  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of March 31, 2014.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 SEMIANNUAL REPORT 17

FINANCIAL STATEMENTS

Schedule of investments

Turner Emerging Growth Fund

March 31, 2014

	Shares	Value (000)
Common stock—88.6%†
Consumer discretionary—19.0%
American Axle & Manufacturing Holdings*	48,110	$891
Ann*	105,540	4,377
Asbury Automotive Group*	15,849	877
Boyd Gaming*	100,900	1,332
Buffalo Wild Wings*	30,170	4,491
Cracker Barrel Old Country Store	48,030	4,669
Dorman Products*^	47,660	2,815
E.W. Scripps*	78,870	1,398
E-Commerce China Dangdang, Cl A ADR*^	59,280	851
Fox Factory Holding*^	109,570	2,071
Gray Television*	41,530	431
Krispy Kreme Doughnuts*	55,607	986
Lifelock*	153,700	2,630
Lithia Motors, Cl A	25,771	1,713
Meritage Homes*	6,440	270
Multimedia Games Holdings*	95,821	2,783
Nexstar Broadcasting Group	45,270	1,699
Oxford Industries	38,703	3,027
Red Robin Gourmet Burgers*	51,710	3,707
Rentrak*	20,100	1,212
Shutterfly*	47,040	2,008
Vitamin Shoppe*	97,719	4,643
Total Consumer discretionary		48,881
Consumer staples—4.6%
B&G Foods, Cl A	65,250	1,965
Boston Beer, Cl A*^	12,220	2,991
Natural Grocers By Vitamin Cottage*	13,920	608
Susser Holdings*^	29,664	1,853
TreeHouse Foods*	10,947	788
United Natural Foods*	51,108	3,624
Total Consumer staples		11,829
Energy—4.5%
Bonanza Creek Energy*	37,120	1,648
Callon Petroleum*	104,470	874
Diamondback Energy*	36,495	2,456
Kodiak Oil & Gas*	136,740	1,660
PDC Energy*	34,820	2,168
	Shares	Value (000)
Rex Energy*	151,460	$2,835
Total Energy		11,641
Financials—2.1%
Hanmi Financial	78,830	1,837
Independent Bank*	99,760	1,295
Umpqua Holdings^	116,260	2,167
Total Financials		5,299
Health care—16.2%
Acadia Healthcare*	63,510	2,866
Air Methods*	43,310	2,314
Akorn*	169,410	3,727
ANI Pharmaceuticals*	22,900	718
Arrowhead Research*^	31,890	524
Atricure*	50,780	955
Biodelivery Sciences International*^	199,690	1,685
Cardiovascular Systems*	34,220	1,088
Cyberonics*	69,514	4,535
DepoMed*	90,040	1,306
Enanta Pharmaceuticals*	71,860	2,874
Furiex Pharmaceuticals*	20,360	1,771
GW Pharmaceuticals ADR*	15,830	940
Horizon Pharma*	103,140	1,559
Ironwood Pharmaceuticals*	103,520	1,275
Keryx Biopharmaceuticals*^	37,710	643
Natus Medical*	86,562	2,233
Neurocrine Biosciences*	71,990	1,159
NPS Pharmaceuticals*	86,910	2,601
PAREXEL International*	60,804	3,289
Receptos*	58,890	2,470
Sarepta Therapeutics*^	46,470	1,117
Total Health care		41,649
Industrials—14.4%
American Railcar Industries	8,280	580
Chart Industries*	29,138	2,318
CIRCOR International	12,500	917
EnPro Industries*	28,940	2,103
Genesee & Wyoming, Cl A*	27,620	2,688
Huron Consulting Group*	131,851	8,357
Middleby*	33,673	8,896
On Assignment*	122,930	4,744
PGT*	117,820	1,356

18 TURNER FUNDS 2014 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Emerging Growth Fund

	Shares	Value (000)
Primoris Services	63,340	$1,899
Roadrunner Transportation System*	35,505	896
WageWorks*	39,110	2,194
Total Industrials		36,948
Information technology—26.1%
Ambarella*^	120,901	3,229
Applied Optoelectronics*	88,560	2,185
Autobytel*	12,290	153
Bottomline Technologies*	78,422	2,757
CalAmp*	74,530	2,077
Callidus Software*	222,662	2,788
Canadian Solar*^	52,960	1,697
Cardtronics*	99,389	3,861
Channeladvisor*	31,780	1,199
Coherent*	35,294	2,306
Diodes*	59,970	1,566
Electronics for Imaging*	141,660	6,135
Heartland Payment Systems^	15,220	631
Immersion*	33,290	351
Imperva*	49,730	2,770
Interactive Intelligence Group*	28,800	2,088
Intralinks Holdings*	87,280	893
Manhattan Associates*	181,070	6,342
Methode Electronics	65,230	2,000
Monolithic Power Systems*	69,900	2,710
Monotype Imaging Holdings	62,330	1,879
Proofpoint*	70,320	2,607
QIWI ADR	24,887	862
SPS Commerce*	15,940	980
Stamps.com*	40,760	1,368
SunPower*^	106,900	3,449
Trulia*^	78,410	2,603
Tyler Technologies*	40,630	3,400
Virtusa*	58,420	1,958
Total Information technology		66,844
Materials—1.4%
KapStone Paper & Packaging*	127,140	3,667
Total Materials		3,667
	Shares	Value (000)
Utilities—0.3%
Artesian Resources, Cl A	36,475	$819
Total Utilities		819
Total Common stock (Cost $141,356)**		227,577
Cash equivalent—16.7%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.045%‡ (1)	43,030,727	43,031
Total Cash equivalent (Cost $43,031)**		43,031
Total Investments—105.3% (Cost $184,387)**		270,608
Net Other assets (liabilities)—(5.3)%		(13,610)
Net Assets—100.0%		$256,998

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2014 was $20,959**.

  ^  Security fully or partially on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $20,856**. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of assets and liabilities.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of March 31, 2014.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 SEMIANNUAL REPORT 19

FINANCIAL STATEMENTS

Schedule of investments

Turner Large Growth Fund

March 31, 2014

	Shares	Value (000)
Common stock—98.3%†
Consumer discretionary—22.6%
Amazon.com*	3,400	$1,145
Chipotle Mexican Grill*	1,020	579
Comcast, Cl A	17,030	852
General Motors	16,760	577
Hilton Worldwide Holdings*	20,020	445
Home Depot	11,080	877
Las Vegas Sands	9,550	771
Liberty Global, Cl C*	13,250	539
Liberty Global, Cl A*^	13,250	551
Michael Kors Holdings*	6,620	617
Nike, Cl B	7,220	533
Priceline.com*	500	596
Starbucks	10,590	777
Walt Disney	11,890	953
Total Consumer discretionary		9,812
Consumer staples—5.4%
Colgate-Palmolive	16,920	1,098
Estee Lauder, Cl A	7,560	506
Monster Beverage*	6,450	448
Whole Foods Market	6,278	318
Total Consumer staples		2,370
Energy—4.9%
Concho Resources*	5,758	705
Halliburton	12,230	720
Schlumberger	7,450	727
Total Energy		2,152
Financials—5.7%
Affiliated Managers Group*	3,170	634
AON	7,870	663
IntercontinentalExchange Group	3,830	758
Morgan Stanley	14,330	447
Total Financials		2,502
Health care—11.2%
Biogen Idec*	3,400	1,040
Bristol-Myers Squibb	16,070	835
Cerner*	9,740	548
Gilead Sciences*	11,910	844
McKesson	5,240	925
	Shares	Value (000)
Mylan*	8,550	$417
Pharmacyclics*	2,670	268
Total Health care		4,877
Industrials—13.4%
AMETEK	17,380	895
Canadian Pacific Railway	5,360	806
Eaton PLC	6,770	509
Honeywell International	10,180	945
Kirby*	5,070	513
Pentair	10,580	839
Precision Castparts	2,860	723
Rockwell Automation	4,880	608
Total Industrials		5,838
Information technology—31.9%
Amphenol	5,530	507
Apple	3,080	1,653
Cavium*	11,160	488
Ciena*	14,770	336
Facebook, Cl A*	19,680	1,186
Google, Cl A*	1,925	2,144
LinkedIn, Cl A*	3,170	586
Microchip Technology	13,900	664
NXP Semiconductors*	19,200	1,129
Red Hat*	6,960	369
Salesforce.com*	15,020	857
ServiceNow*	9,170	549
Splunk*	7,020	502
Stratasys*^	6,150	652
Tableau Software, Cl A*	6,620	504
Visa, Cl A	6,110	1,319
Workday, Cl A*	4,460	408
Total Information technology		13,853
Materials—3.2%
Methanex	6,700	428
Monsanto	8,365	951
Total Materials		1,379
Total Common stock (Cost $34,871)**		42,783

20 TURNER FUNDS 2014 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Large Growth Fund

	Shares	Value (000)
Cash equivalent—4.8%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.045%‡ (1)	2,106,576	$2,107
Total Cash equivalent (Cost $2,107)**		2,107
Total Investments—103.1% (Cost $36,978)**		44,890
Net Other assets (liabilities)—(3.1)%		(1,333)
Net Assets—100.0%		$43,557

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2014 was $1,184**.

  ^  Security fully or partially on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $1,175**. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of assets and liabilities.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of March 31, 2014.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 SEMIANNUAL REPORT 21

FINANCIAL STATEMENTS

Schedule of investments

Turner Midcap Growth Fund

March 31, 2014

	Shares	Value (000)
Common stock—97.6%
Consumer discretionary—23.0%
BorgWarner	120,010	$7,378
Dunkin' Brands Group	120,850	6,064
Fossil*	24,260	2,829
Harley-Davidson	76,620	5,104
HomeAway*	148,150	5,581
Kate Spade*	194,330	7,208
Liberty Global, Cl C*	67,350	2,742
Liberty Global, Cl A*^	67,350	2,802
MGM Resorts International*	131,930	3,412
Michael Kors Holdings*	58,070	5,416
Netflix*	14,000	4,928
Polaris Industries	35,240	4,923
PVH	50,160	6,258
Ralph Lauren	37,280	5,999
Starwood Hotels & Resorts Worldwide	83,480	6,645
Toll Brothers*	94,150	3,380
Tractor Supply	38,370	2,710
TripAdvisor*	73,140	6,626
Wynn Resorts	32,225	7,159
Total Consumer discretionary		97,164
Consumer staples—7.2%
Church & Dwight	47,880	3,307
Hershey	93,120	9,722
Kroger	111,140	4,851
WhiteWave Foods, Cl A*	195,340	5,575
Whole Foods Market	133,500	6,770
Total Consumer staples		30,225
Energy—3.8%
Cabot Oil & Gas	139,750	4,735
Concho Resources*	43,768	5,362
Gulfport Energy*	82,780	5,892
Total Energy		15,989
Financials—8.1%
Affiliated Managers Group*	38,910	7,784
AON	79,200	6,675
IntercontinentalExchange Group	40,010	7,915
Ocwen Financial*	82,110	3,217
PacWest Bancorp^	66,510	2,861
	Shares	Value (000)
Signature Bank*	43,810	$5,502
Total Financials		33,954
Health care—17.3%
Actavis*	42,000	8,645
Alexion Pharmaceuticals*	49,324	7,504
AmerisourceBergen, Cl A	87,470	5,737
Cerner*	104,910	5,901
Cooper	38,290	5,260
Covance*	33,410	3,471
Cubist Pharmaceuticals*	92,830	6,791
Endo International*	69,410	4,765
HCA Holdings*	97,420	5,115
Mylan*	83,400	4,072
NPS Pharmaceuticals*	102,120	3,056
Perrigo	26,560	4,108
Regeneron Pharmaceuticals*	14,850	4,459
Veeva Systems, Cl A*	148,115	3,955
Total Health care		72,839
Industrials—8.8%
Delta Air Lines	242,700	8,409
Genesee & Wyoming, Cl A*	38,800	3,776
MasTec*	82,980	3,605
Pentair	47,150	3,741
Rockwell Automation	52,180	6,499
Roper Industries	55,590	7,422
United Rentals*	37,700	3,579
Total Industrials		37,031
Information technology—22.7%
Alliance Data Systems*	32,820	8,942
Avago Technologies	159,620	10,281
Cardtronics*	108,210	4,204
Cavium*	144,979	6,340
Ciena*	156,070	3,549
Cornerstone OnDemand*	117,200	5,610
KLA-Tencor	81,680	5,647
LinkedIn, Cl A*	43,060	7,964
NXP Semiconductors*	163,860	9,637
ServiceNow*	107,040	6,414
Splunk*	51,860	3,707
Tableau Software, Cl A*	56,430	4,293
Teradyne*	292,590	5,820
Workday, Cl A*	50,882	4,652

22 TURNER FUNDS 2014 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Midcap Growth Fund

	Shares	Value (000)
Xilinx	98,840	$5,364
Yelp*	43,210	3,324
Total Information technology		95,748
Materials—5.7%
Eastman Chemical	46,030	3,968
International Flavors & Fragrances	54,920	5,254
Methanex	98,880	6,322
PPG Industries	21,590	4,177
Rock-Tenn, Cl A	39,270	4,146
Total Materials		23,867
Telecommunication services—1.0%
SBA Communications, Cl A*	48,530	4,414
Total Telecommunication services		4,414
Total Common stock (Cost $309,128)**		411,231
Cash equivalent—3.7%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.045%‡ (1)	15,734,451	15,734
Total Cash equivalent (Cost $15,734)**		15,734
Total Investments—101.3% (Cost $324,862)**		426,965
Net Other assets (liabilities)—(1.3)%		(5,600)
Net Assets—100.0%		$421,365

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2014 was $5,676**.

  ^  Security fully or partially on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $5,660**. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of assets and liabilities.

  ‡  Rate shown is the 7-day effective yield as of March 31, 2014.

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 SEMIANNUAL REPORT 23

FINANCIAL STATEMENTS

Schedule of investments

Turner Small Cap Growth Fund

March 31, 2014

	Shares	Value (000)
Common stock—98.8%†
Consumer discretionary—16.1%
Ann*	76,368	$3,169
Brunswick	38,800	1,757
Burlington Stores*	6,030	178
Chuy's Holdings*	62,690	2,704
del Frisco's Restaurant Group*	57,400	1,601
Five Below*^	54,820	2,329
G-III Apparel Group*	4,510	323
HomeAway*	57,410	2,163
Imax*^	80,170	2,191
Kate Spade*	73,910	2,741
Lifelock*	94,020	1,609
Multimedia Games Holdings*	69,060	2,006
Restoration Hardware Holdings*	25,210	1,855
Skechers U.S.A., Cl A*	6,220	227
Sotheby's	48,474	2,111
Tenneco*	51,930	3,016
Vail Resorts	31,740	2,212
Vitamin Shoppe*	41,950	1,993
Total Consumer discretionary		34,185
Consumer staples—4.4%
Boston Beer, Cl A*	7,740	1,894
Natural Grocers By Vitamin Cottage*	37,470	1,636
Rite AID*	324,710	2,036
Susser Holdings*	26,990	1,686
United Natural Foods*	30,123	2,136
Total Consumer staples		9,388
Energy—4.4%
Kodiak Oil & Gas*	254,100	3,084
Penn-Virginia*	135,900	2,377
Rex Energy*	119,720	2,240
SemGroup, Cl A	25,650	1,685
Total Energy		9,386
Financials—7.5%
Bank of the Ozarks	30,190	2,055
eHealth*	39,480	2,006
Essent Group*	96,580	2,169
Evercore Partners	28,550	1,577
Infinity Property & Casualty	15,830	1,071
Kennedy-Wilson Holdings	80,960	1,822
	Shares	Value (000)
MarketAxess Holdings	21,510	$1,274
PacWest Bancorp^	49,410	2,125
Wisdomtree Investments*	148,630	1,950
Total Financials		16,049
Health care—19.8%
Acadia Healthcare*	47,530	2,145
Air Methods*	35,510	1,897
Akorn*	92,466	2,034
Align Technology*	57,360	2,970
Bruker*	82,570	1,882
Cepheid*^	46,000	2,373
Cubist Pharmaceuticals*	34,490	2,523
Cyberonics*	39,100	2,551
Impax Laboratories*	83,270	2,200
Insulet*	52,360	2,483
Ironwood Pharmaceuticals*	201,540	2,483
Neurocrine Biosciences*	108,860	1,753
NPS Pharmaceuticals*	87,060	2,606
PAREXEL International*	44,490	2,406
Puma Biotechnology*	26,220	2,731
Team Health Holdings*	47,140	2,110
Teleflex	26,483	2,839
West Pharmaceutical Services	49,290	2,171
Total Health care		42,157
Industrials—16.0%
Acuity Brands	14,540	1,928
Generac Holdings	31,390	1,851
H&e Equipment Services*	5,630	228
HEICO^	49,192	2,959
Interface	107,100	2,201
MasTec*	55,910	2,429
Middleby*	10,100	2,669
On Assignment*	81,850	3,158
Proto Labs*^	31,040	2,100
Saia*	75,040	2,867
Spirit Airlines*	52,680	3,129
Swift Transportation*	94,330	2,335
Thermon Group Holdings*	53,845	1,248
USG*	39,720	1,300
Watsco	23,070	2,305
Watts Water Technologies	23,496	1,379
Total Industrials		34,086

24 TURNER FUNDS 2014 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Small Cap Growth Fund

	Shares	Value (000)
Information technology—26.7%
A10 Networks*	62,780	$944
Applied Micro Circuits*	187,590	1,857
Aspen Technology*	61,020	2,585
Belden	28,590	1,990
Benefitfocus*	17,980	845
Bottomline Technologies*	84,740	2,979
CalAmp*	93,600	2,609
Cardtronics*	39,320	1,528
Cavium*	63,670	2,784
Ciena*	118,860	2,703
Cognex*	68,800	2,330
Constant Contact*	74,090	1,812
Cornerstone OnDemand*	50,460	2,416
DealerTrack Technologies*	54,680	2,690
Demandware*	46,790	2,997
Digimarc	32,120	1,009
Guidewire Software*	56,200	2,757
MAXIMUS	47,800	2,144
Monolithic Power Systems*	85,380	3,309
Proofpoint*	83,880	3,110
Sunedison*	123,110	2,319
Synaptics*	48,950	2,938
The Ultimate Software Group*	16,570	2,270
Yelp*	19,340	1,488
Zillow, Cl A*^	23,170	2,041
Total Information technology		56,454
Materials—3.9%
Chemtura*	83,270	2,106
Graphic Packaging Holding*	200,810	2,040
Louisiana-Pacific*	91,400	1,542
PolyOne	70,120	2,570
Total Materials		8,258
Total Common stock (Cost $159,512)**		209,963
	Shares	Value (000)
Cash equivalent—5.9%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.045%‡ (1)	12,553,404	$12,553
Total Cash equivalent (Cost $12,553)**		12,553
Total Investments—104.7% (Cost $172,065)**		222,516
Net Other assets (liabilities)—(4.7)%		(9,924)
Net Assets—100.0%		$212,592

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2014 was $11,586**.

  ^  Security fully or partially on loan at March 31, 2014. The total value of securities on loan at March 31, 2014 was $11,005**. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of assets and liabilities.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of March 31, 2014.

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 SEMIANNUAL REPORT 25

FINANCIAL STATEMENTS

Schedule of investments

Turner Emerging Markets Fund

March 31, 2014

	Shares	Value (000)
Common stock—97.1%†
Consumer discretionary—7.3%
Grupo Sanborns	2,320	$4
Hyundai Motor	40	9
Hyundai Precision Industry	30	9
Naspers	80	9
Qunar Cayman Islands ADR	150	5
Tata Motors ADR	180	6
Total Consumer discretionary		42
Consumer staples—8.3%
Ambev ADR	850	6
Amorepacific	4	5
Arca Continental	797	5
Grupo Lala	4,525	9
HengAn International Group	461	5
ITC, Participatory Note	1,050	6
LG Household & Health Care	3	1
Magnit	90	5
Universal Robina	1,950	6
Total Consumer staples		48
Energy—12.4%
Afren	2,190	5
Caracal Energy*	955	6
China Oilfield Services	1,700	4
CNOOC	3,170	5
Cosan, Cl A	490	6
Eurasia Drilling, Registered Shares	160	4
Ezion Holdings	3,232	6
Hilong Holdings	5,116	3
Lekoil*	2,970	3
OAO Rosneft Oil	1,150	7
Ophir Energy*	920	4
Petroleo Brasileiro	1,180	7
Sapurakencana Petroleum*	4,064	6
SK Innovation	60	6
Total Energy		72
Financials—25.4%
AIA Group	1,647	8
Atlas Mara Co-Nvest*	500	6
Banco do Brasil	620	6
Banco Santander-Chile ADR	260	6
BR Malls Participacoes	470	4
	Shares	Value (000)
CETIP	675	$8
CITIC Securities, H Shares	3,128	7
Concentradora Fibra Hotelera Mexicana	880	1
Credicorp	65	9
Credito Real	4,781	8
CTBC Financial Holding	10,020	6
HDFC Bank ADR	100	4
Industrial & Commercial Bank of China, H Shares	25,970	16
Kasikornbank	1,390	8
KWG Property Holding	7,170	4
Metro Pacific Investments	44,233	5
Metropolitan Bank & Trust	3,099	5
Ping An Insurance Group, H Shares	590	5
Qatar National Bank	110	6
Sberbank of Russia ADR	530	5
Shinhan Financial Group	190	8
Turkiye Garanti Bankasi	1,200	4
UEM Sunrise Berhad	6,330	4
Yes Bank, Participatory Note	540	4
Total Financials		147
Health care—3.5%
Aspen Pharmacare Holdings	280	7
Glenmark Pharmaceuticals, Participatory Note	840	8
Kalbe Farma	34,910	5
Total Health care		20
Industrials—8.5%
China Railway Construction, H Shares	5,410	5
CIMC Enric Holdings	3,452	5
Copa Holdings, Cl A	30	4
Gamuda	1,879	3
Hyundai Engineering & Construction	101	5
Localiza Rent a Car	530	7
Louis XIII Holdings*	2,411	3
Mills Estruturas e Servicos de Engenharia	518	6
MiX Telematics ADR	420	5
PT Jasa Marga Persero	10,450	6
Total Industrials		49

26 TURNER FUNDS 2014 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Emerging Markets Fund

	Shares	Value (000)
Information technology—21.1%
AAC Technologies Holdings	1,610	$8
Baidu SP ADR*	25	4
Epistar	3,400	8
HCL Technologies, Participatory Note	400	9
Hon Hai Precision Industry	1,907	5
Largan Precision	100	5
Linx	432	9
MediaTek	489	7
Samsung Electronics	21	27
SK Hynix*	110	4
Sonda	2,250	5
Taiwan Semiconductor Manufacturing ADR	990	20
Tencent Holdings	120	8
Yandex*	105	3
Total Information technology		122
Materials—6.7%
African Rainbow Minerals	200	4
Cemex*	7,120	10
Formosa Chemicals & Fibre	1,750	4
Indocement Tunggal Prakarsa	3,820	8
LG Chem	30	7
Mondi	365	6
Total Materials		39
Telecommunication services—2.9%
Axiata Group	2,018	4
China Unicom (Hong Kong)	3,770	5
MTN Group	380	8
Total Telecommunication services		17
Utilities—1.0%
Power Grid, Participatory Note	3,600	6
Total Utilities		6
Total Common stock (Cost $522)**		562
	Shares	Value (000)
Warrant—0.2%
Financials—0.2%
Atlas Mara Co-Nvest*	500	1
Total Financials		1
Total Warrant (Cost $—)**		1
Cash equivalent—1.7%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.045%‡	10,087	10
Total Cash equivalent (Cost $10)**		10
Total Investments—99.0% (Cost $532)**		573
Net Other assets (liabilities)—1.0%		6
Net Assets—100.0%		$579

  *  Non-income producing security.

  **  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of March 31, 2014.

ADR — American Depositary Receipt

Cl — Class

Amounts designated as " — " have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 SEMIANNUAL REPORT 27

FINANCIAL STATEMENTS

Schedule of investments

Turner Emerging Markets Fund

Country Allocation as of 3/31/14††
Republic of Korea (South)	14.3%
Taiwan, Province Of China	9.8
Brazil	9.8
China	7.8
South Africa	6.8
India	6.5
Mexico	6.3
Cayman Islands	5.0
Hong Kong	5.0
Russian Federation	3.1
Indonesia	3.1
Malaysia	2.9
Philippines	2.8
Bermuda	2.5
Chile	2.0
United States	1.8
Netherlands	1.6
United Kingdom	1.5
Thailand	1.3
Virgin Islands, British	1.1
Canada	1.0
Qatar	1.0
Singapore	1.0
Panama	0.8
Turkey	0.7
Nigeria	0.5
Total	100.0%

  ††  Country allocation based on country of incorporation. Percentages are based on total investments.

28 TURNER FUNDS 2014 SEMIANNUAL REPORT

SECTOR WEIGHTINGS  (Unaudited)

The following tables show the fund composition allocated by sector. The fund composition is subject to change, and the percentages are based on total investments.

TURNER FUNDS 2014 SEMIANNUAL REPORT 29

SECTOR WEIGHTINGS  (Unaudited)

1  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 8 in the Notes to financial statements for more detailed information.

30 TURNER FUNDS 2014 SEMIANNUAL REPORT

THIS PAGE WAS INTENTIONALLY LEFT BLANK

TURNER FUNDS 2014 SEMIANNUAL REPORT 31

FINANCIAL STATEMENTS

Statements of assets and liabilities (000)

March 31, 2014

	Turner Market Neutral Fund		Turner Medical Sciences Long/Short Fund		Turner Spectrum Fund
Assets:
Investment securities, at cost	$3,022		$41,345		$228,474
Investment securities, at value	$3,249		$43,143		$254,592
Deposits with brokers for securities sold short	3,787		31,396		144,050
Foreign currency, at value	—		—		61
Receivable for investment securities sold	268		4,011		27,403
Receivable for capital shares sold	28		213		105
Prepaid expenses	26		27		29
Receivable for dividend income	1		28		123
Receivable from investment adviser	7		—		—
Reclaim receivable	—		—		15
Total assets	7,366		78,818		426,378
Liabilities:
Securities sold short, at proceeds	3,054		24,646		135,782
Securities sold short, at value	3,161		24,650		138,312
Cash overdraft	—		—		6,709
Foreign currency overdraft, at value	—		3		—
Payable for investment securities purchased	271		4,731		27,412
Payable for capital shares redeemed	—		2		537
Dividends payable on securities sold short (Note 2)	1		9		35
Broker fees and charges on short securities payable	6		22		114
Payable due to investment adviser	—		17		138
Payable due to administrator	—		4		32
Payable due to shareholder servicing	—		5		8
Payable due to distributor	—		2		3
Payable due to transfer agent	1		4		112
Payable due to custodian	3		2		46
Payable due to trustees	—		1		35
Other accrued expenses	5		4		127
Total liabilities	3,448		29,456		173,620
Net assets	$3,918		$49,362		$252,758
Net assets:
Portfolio capital	$6,916		$45,705		$227,446
Distributions in excess of investment income	(184)		(377)		(8,619)
Accumulated net realized gain (loss) from investments, securities sold short, written options and foreign currency transactions	(2,934)		2,240		10,342
Net unrealized appreciation on investments, securities sold short, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	120		1,794		23,589
Net assets	$3,918		$49,362		$252,758
Outstanding shares of beneficial interest Institutional Shares (1)	277		1,950		18,152
Outstanding shares of beneficial interest Investor Shares (1)	92		1,725		2,715
Outstanding shares of beneficial interest Class C Shares (1)	7		237		353
Net assets — Institutional Shares	$2,889		$24,724		$216,730
Net assets — Investor Shares	$959		$21,730		$32,000
Net assets — Class C Shares	$70		$2,908		$4,028
Net asset value, offering and redemption price per share — Institutional Shares	$10.45	†	$12.68		$11.94
Net asset value, offering and redemption price per share — Investor Shares	$10.37	†	$12.59	†	$11.79
Net asset value, offering and redemption price per share — Class C Shares	$10.14	†	$12.30	†	$11.41

32 TURNER FUNDS 2014 SEMIANNUAL REPORT

(Unaudited)

	Turner Titan Fund		Turner All Cap Growth Fund
Assets:
Investment securities, at cost	$25,871		$14,373
Investment securities, at value	$27,711		$18,741
Deposits with brokers for securities sold short	15,471		—
Foreign currency, at value	—		—
Receivable for investment securities sold	6,757		—
Receivable for capital shares sold	117		29
Prepaid expenses	27		6
Receivable for dividend income	11		10
Receivable from investment adviser	—		—
Reclaim receivable	—		—
Total assets	50,094		18,786
Liabilities:
Securities sold short, at proceeds	13,760		—
Securities sold short, at value	13,941		—
Cash overdraft	—		—
Foreign currency overdraft, at value	—		—
Payable for investment securities purchased	7,591		139
Payable for capital shares redeemed	10		66
Dividends payable on securities sold short (Note 2)	1		—
Broker fees and charges on short securities payable	8		—
Payable due to investment adviser	23		9
Payable due to administrator	3		2
Payable due to shareholder servicing	—		4
Payable due to distributor	—		—
Payable due to transfer agent	3		4
Payable due to custodian	4		1
Payable due to trustees	1		1
Other accrued expenses	8		3
Total liabilities	21,593		229
Net assets	$28,501		$18,557
Net assets:
Portfolio capital	$26,451		$23,471
Distributions in excess of investment income	(396)		(50)
Accumulated net realized gain (loss) from investments, securities sold short, written options and foreign currency transactions	787		(9,232)
Net unrealized appreciation on investments, securities sold short, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	1,659		4,368
Net assets	$28,501		$18,557
Outstanding shares of beneficial interest Institutional Shares (1)	2,482		—
Outstanding shares of beneficial interest Investor Shares (1)	54		1,615
Outstanding shares of beneficial interest Class C Shares (1)	24		—
Net assets — Institutional Shares	$27,643		$—
Net assets — Investor Shares	$599		$18,557
Net assets — Class C Shares	$259		$—
Net asset value, offering and redemption price per share — Institutional Shares	$11.13	†	$—
Net asset value, offering and redemption price per share — Investor Shares	$11.05	†	$11.49
Net asset value, offering and redemption price per share — Class C Shares	$10.77	†	$—
(1)  Unlimited authorization — par value $0.00001.

†  Differences in net asset value recalculation and net asset value stated are caused by rounding differences.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 SEMIANNUAL REPORT 33

FINANCIAL STATEMENTS

Statements of assets and liabilities (000)

March 31, 2014

	Turner Emerging Growth Fund		Turner Large Growth Fund		Turner Midcap Growth Fund
Assets:
Investment securities, at cost	$184,387		$36,978		$324,862
Investment securities, at value	$270,608	*	$44,890	*	$426,965	*
Foreign currency, at value	—		—		—
Receivable for investment securities sold	198		—		2,087
Receivable for capital shares sold	7,959		5		383
Prepaid expenses	51		16		36
Receivable for dividend income	81		14		55
Receivable from investment adviser	—		—		—
Total assets	278,897		44,925		429,526
Liabilities:
Payable for investment securities purchased	422		—		1,143
Obligation to return securities lending collateral	20,959		1,184		5,676
Payable for capital shares redeemed	200		101		861
Payable due to investment adviser	171		8		205
Payable due to administrator	25		4		41
Payable due to shareholder servicing	38		5		59
Payable due to distributor	—		—		1
Payable due to transfer agent	26		27		58
Payable due to custodian	3		5		6
Payable due to trustees	13		7		26
Other accrued expenses	42		27		85
Total liabilities	21,899		1,368		8,161
Net assets	$256,998		$43,557		$421,365
*Includes market value of securities on loan	$20,856		$1,175		$5,660
Net assets:
Portfolio capital	$146,706		$89,554		$283,919
Undistributed net investment income (distributions in excess of investment income)	(2,576)		64		(689)
Accumulated net realized gain (loss) from investment transactions	26,647		(53,973)		36,032
Net unrealized appreciation on investments	86,221		7,912		102,103
Net assets	$256,998		$43,557		$421,365
Outstanding shares of beneficial interest Institutional Shares (1)	1,287		1,368		3,739
Outstanding shares of beneficial interest Investor Shares (1)	3,094		1,289		7,158
Outstanding shares of beneficial interest Retirement Class Shares (1)	—		—		132
Net assets — Institutional Shares	$76,414		$22,527		$144,683
Net assets — Investor Shares	$180,584		$21,030		$271,918
Net assets — Retirement Class Shares	$—		$—		$4,764
Net asset value, offering and redemption price per share — Institutional Shares	$59.38	†	$16.47		$38.70
Net asset value, offering and redemption price per share — Investor Shares	$58.37		$16.31		$37.99
Net asset value, offering and redemption price per share — Retirement Class Shares	$—		$—		$35.94	†

34 TURNER FUNDS 2014 SEMIANNUAL REPORT

(Unaudited)

	Turner Small Cap Growth Fund		Turner Emerging Markets Fund
Assets:
Investment securities, at cost	$172,065		$532
Investment securities, at value	$222,516	*	$573
Foreign currency, at value	—		4
Receivable for investment securities sold	7,274		—
Receivable for capital shares sold	171		—
Prepaid expenses	23		8
Receivable for dividend income	34		1
Receivable from investment adviser	—		5
Total assets	230,018		591
Liabilities:
Payable for investment securities purchased	4,942		—
Obligation to return securities lending collateral	11,586		—
Payable for capital shares redeemed	618		—
Payable due to investment adviser	123		—
Payable due to administrator	22		—
Payable due to shareholder servicing	49		—
Payable due to distributor	—		—
Payable due to transfer agent	26		—
Payable due to custodian	3		6
Payable due to trustees	12		—
Other accrued expenses	45		6
Total liabilities	17,426		12
Net assets	$212,592		$579
*Includes market value of securities on loan	$11,005		$—
Net assets:
Portfolio capital	$144,404		$517
Undistributed net investment income (distributions in excess of investment income)	(854)		(2)
Accumulated net realized gain (loss) from investment transactions	18,591		23
Net unrealized appreciation on investments	50,451		41
Net assets	$212,592		$579
Outstanding shares of beneficial interest Institutional Shares (1)	—		49
Outstanding shares of beneficial interest Investor Shares (1)	5,542		3
Outstanding shares of beneficial interest Retirement Class Shares (1)	—		—
Net assets — Institutional Shares	$—		$540
Net assets — Investor Shares	$212,592		$39
Net assets — Retirement Class Shares	$—		$—
Net asset value, offering and redemption price per share — Institutional Shares	$—		$11.21	†
Net asset value, offering and redemption price per share — Investor Shares	$38.36		$11.20	†
Net asset value, offering and redemption price per share — Retirement Class Shares	$—		$—

(1)  Unlimited authorization — par value $0.00001.

†  Differences in net asset value recalculation and net asset value stated are caused by rounding differences.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 SEMIANNUAL REPORT 35

FINANCIAL STATEMENTS

Statements of operations (000)

	Turner Market Neutral Fund	Turner Medical Sciences Long/Short Fund	Turner Spectrum Fund
	period ended 3/31/14	period ended 3/31/14	period ended 3/31/14
Investment income:
Dividend	$8	$67	$1,631
Securities lending	—	—	—
Foreign taxes withheld	—	—	(28)
Total investment income	8	67	1,603
Expenses:
Investment advisory fees	26	212	3,309
Administration fees	3	21	329
Shareholder service fees (1)	1	9	45
Shareholder service fees (2)	—	2	6
Distribution fees (2)	—	6	18
Accounting agent fees	4	4	10
Dividend expense	16	39	780
Broker fees and charges on short sales	41	91	957
Custodian fees	6	6	86
Transfer agent fees	2	10	217
Registration fees	14	13	47
Professional fees	1	5	111
Trustees' fees	—	3	58
Insurance and other fees	4	10	168
Total expenses	118	431	6,141
Less:
Investment advisory fee waiver	(83)	(140)	(1,814)
Net expenses	35	291	4,327
Net investment loss	(27)	(224)	(2,724)
Net realized gain from securities sold	337	3,861	83,679
Net realized loss from securities sold short	(222)	(710)	(34,872)
Net realized gain from written option contracts	—	—	217
Net realized loss on foreign currency transactions	—	(2)	(56)
Net change in unrealized appreciation (depreciation) on investments	40	(144)	(32,968)
Net change in unrealized appreciation (depreciation) on securities sold short	(64)	536	7,348
Net change in unrealized appreciation (depreciation) on written option contracts	—	—	(31)
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	4
Net realized and unrealized gain from investments, options and foreign currencies	91	3,541	23,321
Net increase in net assets resulting from operations	$64	$3,317	$20,597

36 TURNER FUNDS 2014 SEMIANNUAL REPORT

(Unaudited)

	Turner Titan Fund	Turner All Cap Growth Fund
	period ended 3/31/14	period ended 3/31/14
Investment income:
Dividend	$113	$70
Securities lending	—	2
Foreign taxes withheld	(1)	—
Total investment income	112	72
Expenses:
Investment advisory fees	191	74
Administration fees	19	13
Shareholder service fees (1)	1	23
Shareholder service fees (2)	—	—
Distribution fees (2)	—	—
Accounting agent fees	4	—
Dividend expense	25	—
Broker fees and charges on short sales	60	—
Custodian fees	10	3
Transfer agent fees	8	14
Registration fees	15	8
Professional fees	5	4
Trustees' fees	3	2
Insurance and other fees	11	7
Total expenses	352	148
Less:
Investment advisory fee waiver	(104)	(51)
Net expenses	248	97
Net investment loss	(136)	(25)
Net realized gain from securities sold	3,139	1,078
Net realized loss from securities sold short	(1,170)	—
Net realized gain from written option contracts	—	—
Net realized loss on foreign currency transactions	(2)	—
Net change in unrealized appreciation (depreciation) on investments	(33)	794
Net change in unrealized appreciation (depreciation) on securities sold short	(119)	—
Net change in unrealized appreciation (depreciation) on written option contracts	—	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—
Net realized and unrealized gain from investments, options and foreign currencies	1,815	1,872
Net increase in net assets resulting from operations	$1,679	$1,847

(1)  Attributable to Investor Class Shares only.

(2)  Attributable to Class C Shares only.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 SEMIANNUAL REPORT 37

FINANCIAL STATEMENTS

Statements of operations (000)

	Turner Emerging Growth Fund	Turner Large Growth Fund	Turner Midcap Growth Fund
	period ended 3/31/14	period ended 3/31/14	period ended 3/31/14
Investment income:
Dividend	$259	$245	$1,474
Securities lending	132	40	77
Foreign taxes withheld	(1)	(1)	(2)
Total investment income	390	284	1,549
Expenses:
Investment advisory fees	1,268	174	1,545
Administration fees	188	44	306
Shareholder service fees (1)	223	31	313
Shareholder service fees (2)	—	—	6
Distribution fees (2)	—	—	6
Accounting agent fees	1	—	1
Custodian fees	9	6	13
Transfer agent fees	76	30	139
Registration fees	14	16	25
Professional fees	49	15	87
Trustees' fees	33	6	54
Insurance and other fees	86	20	145
Total expenses	1,947	342	2,640
Less:
Investment advisory fee waiver	(267)	(112)	(401)
Reimbursements of other operating expenses	—	—	—
Net expenses	1,680	230	2,239
Net investment income (loss)	(1,290)	54	(690)
Net realized gain from securities sold	30,424	12,370	51,292
Net change in unrealized appreciation (depreciation) on investments	(10,711)	(4,010)	(4,357)
Net realized and unrealized gain from investments	19,713	8,360	46,935
Net increase in net assets resulting from operations	$18,423	$8,414	$46,245

38 TURNER FUNDS 2014 SEMIANNUAL REPORT

(Unaudited)

	Turner Small Cap Growth Fund	Turner Emerging Markets Fund
	period ended 3/31/14	period ended 3/31/14
Investment income:
Dividend	$526	$3
Securities lending	75	—
Foreign taxes withheld	—	—
Total investment income	601	3
Expenses:
Investment advisory fees	1,165	2
Administration fees	173	—
Shareholder service fees (1)	291	—
Shareholder service fees (2)	—	—
Distribution fees (2)	—	—
Accounting agent fees	1	16
Custodian fees	10	16
Transfer agent fees	66	—
Registration fees	11	3
Professional fees	45	—
Trustees' fees	30	—
Insurance and other fees	78	2
Total expenses	1,870	39
Less:
Investment advisory fee waiver	(415)	(2)
Reimbursements of other operating expenses	—	(34)
Net expenses	1,455	3
Net investment income (loss)	(854)	—
Net realized gain from securities sold	25,029	28
Net change in unrealized appreciation (depreciation) on investments	(14,397)	2
Net realized and unrealized gain from investments	10,632	30
Net increase in net assets resulting from operations	$9,778	$30

(1)  Attributable to Investor Class Shares only.

(2)  Attributable to Retirement Shares only.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 SEMIANNUAL REPORT 39

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Market Neutral Fund		Turner Medical Sciences Long/Short Fund
	period ended 3/31/14 (Unaudited)	year ended 9/30/13	period ended 3/31/14 (Unaudited)	year ended 9/30/13
Investment activities:
Net investment loss	$(27)	$(203)	$(224)	$(393)
Net realized gain (loss) from securities sold and securities sold short	115	(1,862)	3,151	3,301
Net realized gain on written options contracts	—	—	—	—
Net realized loss on foreign currency transactions	—	(14)	(2)	(6)
Net change in unrealized appreciation (depreciation) on investments and securities sold short	(24)	137	392	(397)
Net change in unrealized appreciation (depreciation) on written options contracts	—	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	—	2
Net increase (decrease) in net assets resulting from operations	64	(1,942)	3,317	2,507
Dividends and distributions to shareholders:
Realized capital gains:
Institutional Class Shares	—	—	(524)	—
Investor Class Shares	—	—	(145)	—
Class C Shares	—	—	(47)	—
Total dividends and distributions	—	—	(716)	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	200	781	8,208	2,380
Proceeds from shares issued in lieu of cash distributions	—	—	472	—
Cost of shares redeemed	(662)	(43,717)	(2,510)	(24,867)
Net increase (decrease) in net assets resulting from Institutional Class Shares transactions	(462)	(42,936)	6,170	(22,487)
Investor Class Shares
Proceeds from shares issued	428	122	19,644	548
Proceeds from shares issued in lieu of cash distributions	—	—	141	—
Cost of shares redeemed	(77)	(5,087)	(1,753)	(7,356)
Net increase (decrease) in net assets resulting from Investor Class Shares transactions	351	(4,965)	18,032	(6,808)
Class C Class Shares
Proceeds from shares issued	—	—	1,397	361
Proceeds from shares issued in lieu of cash distributions	—	—	45	—
Cost of shares redeemed	—	(16)	(61)	(2,007)
Net increase (decrease) in net assets resulting from Class C Class Shares transactions	—	(16)	1,381	(1,646)
Net increase (decrease) in net assets resulting from capital share transactions	(111)	(47,917)	25,583	(30,941)
Total increase (decrease) in net assets	(47)	(49,859)	28,184	(28,434)
Net assets:
Beginning of period	3,965	53,824	21,178	49,612
End of period	$3,918	$3,965	$49,362	$21,178
Distributions in excess of investment income	$(184)	$(157)	$(377)	$(153)
Share issued and redeemed:
Institutional Class Shares
Issued	19	78	664	228
Issued in lieu of cash distributions	—	—	41	—
Redeemed	(65)	(4,476)	(205)	(2,419)
Net increase (decrease) in Institutional Class Shares	(46)	(4,398)	500	(2,191)
Investor Class Shares
Issued	41	12	1,591	53
Issued in lieu of cash distributions	—	—	12	—
Redeemed	(8)	(514)	(145)	(732)
Net increase (decrease) in Investor Class Shares	33	(502)	1,458	(679)
Class C Class Shares
Issued	—	—	116	35
Issued in lieu of cash distributions	—	—	4	—
Redeemed	—	(2)	(5)	(201)
Net increase (decrease) in Class C Class Shares	—	(2)	115	(166)
Net increase (decrease) in share transactions	(13)	(4,902)	2,073	(3,036)

40 TURNER FUNDS 2014 SEMIANNUAL REPORT

	Turner Spectrum Fund		Turner Titan Fund
	period ended 3/31/14 (Unaudited)	year ended 9/30/13	period ended 3/31/14 (Unaudited)	year ended 9/30/13
Investment activities:
Net investment loss	$(2,724)	$(5,419)	$(136)	$(329)
Net realized gain (loss) from securities sold and securities sold short	48,807	22,449	1,969	242
Net realized gain on written options contracts	217	65	—	—
Net realized loss on foreign currency transactions	(56)	(284)	(2)	(6)
Net change in unrealized appreciation (depreciation) on investments and securities sold short	(25,620)	16,276	(152)	814
Net change in unrealized appreciation (depreciation) on written options contracts	(31)	31	—	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	4	(2)	—	—
Net increase (decrease) in net assets resulting from operations	20,597	33,116	1,679	721
Dividends and distributions to shareholders:
Realized capital gains:
Institutional Class Shares	—	—	(275)	(341)
Investor Class Shares	—	—	(3)	(20)
Class C Shares	—	—	—	(6)
Total dividends and distributions	—	—	(278)	(367)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	64,816	295,417	7,854	48,123
Proceeds from shares issued in lieu of cash distributions	—	—	268	334
Cost of shares redeemed	(348,768)	(676,075)	(3,032)	(53,640)
Net increase (decrease) in net assets resulting from Institutional Class Shares transactions	(283,952)	(380,658)	5,090	(5,183)
Investor Class Shares
Proceeds from shares issued	3,467	23,320	317	202
Proceeds from shares issued in lieu of cash distributions	—	—	3	20
Cost of shares redeemed	(17,176)	(108,927)	(127)	(4,711)
Net increase (decrease) in net assets resulting from Investor Class Shares transactions	(13,709)	(85,607)	193	(4,489)
Class C Class Shares
Proceeds from shares issued	24	351	238	286
Proceeds from shares issued in lieu of cash distributions	—	—	—	6
Cost of shares redeemed	(1,758)	(5,427)	—	(775)
Net increase (decrease) in net assets resulting from Class C Class Shares transactions	(1,734)	(5,076)	238	(483)
Net increase (decrease) in net assets resulting from capital share transactions	(299,395)	(471,341)	5,521	(10,155)
Total increase (decrease) in net assets	(278,798)	(438,225)	6,922	(9,801)
Net assets:
Beginning of period	531,556	969,781	21,579	31,380
End of period	$252,758	$531,556	$28,501	$21,579
Distributions in excess of investment income	$(8,619)	$(5,895)	$(396)	$(260)
Share issued and redeemed:
Institutional Class Shares
Issued	5,556	26,718	720	4,796
Issued in lieu of cash distributions	—	—	25	34
Redeemed	(29,545)	(61,031)	(277)	(5,338)
Net increase (decrease) in Institutional Class Shares	(23,989)	(34,313)	468	(508)
Investor Class Shares
Issued	299	2,130	29	20
Issued in lieu of cash distributions	—	—	—	2
Redeemed	(1,490)	(9,945)	(12)	(479)
Net increase (decrease) in Investor Class Shares	(1,191)	(7,815)	17	(457)
Class C Class Shares
Issued	2	33	21	29
Issued in lieu of cash distributions	—	—	—	1
Redeemed	(156)	(509)	—	(80)
Net increase (decrease) in Class C Class Shares	(154)	(476)	21	(50)
Net increase (decrease) in share transactions	(25,334)	(42,604)	506	(1,015)

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 SEMIANNUAL REPORT 41

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner All Cap Growth Fund		Turner Emerging Growth Fund
	period ended 3/31/14 (Unaudited)	year ended 9/30/13	period ended 3/31/14 (Unaudited)	year ended 9/30/13
Investment activities:
Net investment income (loss)	$(25)	$(25)	$(1,290)	$(894)
Net realized gain from securities sold	1,078	2,004	30,424	36,788
Net change in unrealized appreciation (depreciation) on investments	794	61	(10,711)	29,719
Net increase in net assets resulting from operations	1,847	2,040	18,423	65,613
Dividends and distributions to shareholders:
Net investment income:
Institutional Class Shares	—	—	—	—
Investor Class Shares	—	—	—	—
Realized capital gains:
Institutional Class Shares	—	—	(11,300)	(8,753)
Investor Class Shares	—	—	(27,452)	(24,111)
Return of capital:
Investor Class Shares	—	(73)	—	—
Total dividends and distributions	—	(73)	(38,752)	(32,864)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	—	—	9,462	9,023
Proceeds from shares issued in lieu of cash distributions	—	—	10,821	8,473
Cost of shares redeemed	—	—	(10,406)	(23,483)
Net increase (decrease) in net assets resulting from Institutional Class Shares transactions	—	—	9,877	(5,987)
Investor Class Shares
Proceeds from shares issued	2,254	1,709	38,625	24,834
Proceeds from Fund acquisition (Note 11)	—	—	—	—
Proceeds from shares issued in lieu of cash distributions	—	56	26,301	21,988
Cost of shares redeemed	(3,519)	(11,597)	(50,209)	(59,232)
Net increase (decrease) in net assets resulting from Investor Class Shares transactions	(1,265)	(9,832)	14,717	(12,410)
Net increase (decrease) in net assets resulting from capital share transactions	(1,265)	(9,832)	24,594	(18,397)
Total increase (decrease) in net assets	582	(7,865)	4,265	14,352
Net assets:
Beginning of period	17,975	25,840	252,733	238,381
End of period	$18,557	$17,975	$256,998	$252,733
Undistributed net investment income (distributions in excess of investment income)	$(50)	$(25)	$(2,576)	$(1,286)
Share issued and redeemed:
Institutional Class Shares
Issued	—	—	154	166
Issued in lieu of cash distributions	—	—	191	177
Redeemed	—	—	(168)	(436)
Net increase (decrease) in Institutional Class Shares	—	—	177	(93)
Investor Class Shares
Issued	193	195	642	451
Shares from Fund acquisition (Note 11)	—	—	—	—
Issued in lieu of cash distributions	—	7	471	464
Redeemed	(319)	(1,328)	(820)	(1,072)
Net increase (decrease) in Investor Class Shares	(126)	(1,126)	293	(157)
Net increase (decrease) in share transactions	(126)	(1,126)	470	(250)

42 TURNER FUNDS 2014 SEMIANNUAL REPORT

	Turner Large Growth Fund
	period ended 3/31/14 (Unaudited)	year ended 9/30/13
Investment activities:
Net investment income (loss)	$54	$740
Net realized gain from securities sold	12,370	33,884
Net change in unrealized appreciation (depreciation) on investments	(4,010)	(19,979)
Net increase in net assets resulting from operations	8,414	14,645
Dividends and distributions to shareholders:
Net investment income:
Institutional Class Shares	—	(1,087)
Investor Class Shares	—	(92)
Realized capital gains:
Institutional Class Shares	—	—
Investor Class Shares	—	—
Return of capital:
Investor Class Shares	—	—
Total dividends and distributions	—	(1,179)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	1,565	14,890
Proceeds from shares issued in lieu of cash distributions	—	1,034
Cost of shares redeemed	(38,297)	(172,365)
Net increase (decrease) in net assets resulting from Institutional Class Shares transactions	(36,732)	(156,441)
Investor Class Shares
Proceeds from shares issued	3,147	7,080
Proceeds from Fund acquisition (Note 11)	—	15,614
Proceeds from shares issued in lieu of cash distributions	—	91
Cost of shares redeemed	(15,860)	(44,134)
Net increase (decrease) in net assets resulting from Investor Class Shares transactions	(12,713)	(21,349)
Net increase (decrease) in net assets resulting from capital share transactions	(49,445)	(177,790)
Total increase (decrease) in net assets	(41,031)	(164,324)
Net assets:
Beginning of period	84,588	248,912
End of period	$43,557	$84,588
Undistributed net investment income (distributions in excess of investment income)	$64	$10
Share issued and redeemed:
Institutional Class Shares
Issued	97	1,153
Issued in lieu of cash distributions	—	83
Redeemed	(2,406)	(13,194)
Net increase (decrease) in Institutional Class Shares	(2,309)	(11,958)
Investor Class Shares
Issued	195	546
Shares from Fund acquisition (Note 11)	—	1,216
Issued in lieu of cash distributions	—	7
Redeemed	(1,010)	(3,423)
Net increase (decrease) in Investor Class Shares	(815)	(1,654)
Net increase (decrease) in share transactions	(3,124)	(13,612)

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 SEMIANNUAL REPORT 43

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Midcap Growth Fund		Turner Small Cap Growth Fund
	period ended 3/31/14 (Unaudited)	year ended 9/30/13	period ended 3/31/14 (Unaudited)	year ended 9/30/13
Investment activities:
Net investment loss	$(690)	$(1,982)	$(854)	$(986)
Net realized gain from securities sold	51,292	82,710	25,029	43,625
Net change in unrealized appreciation (depreciation) on investments	(4,357)	19,404	(14,397)	23,107
Net increase in net assets resulting from operations	46,245	100,132	9,778	65,746
Dividends and distributions to shareholders:
Net investment income:
Institutional Class Shares	—	—	—	—
Investor Class Shares	—	—	—	—
Realized capital gains:
Institutional Class Shares	(33,824)	(2,966)	—	—
Investor Class Shares	(50,614)	(5,108)	(40,979)	(15,983)
Retirement Class Shares	(993)	(72)	—	—
Total dividends and distributions	(85,431)	(8,146)	(40,979)	(15,983)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	23,172	59,903	—	—
Proceeds from shares issued in lieu of cash distributions	27,598	2,364	—	—
Cost of shares redeemed	(95,962)	(131,596)	—	—
Net increase (decrease) in net assets resulting from Institutional Class Shares transactions	(45,192)	(69,329)	—	—
Investor Class Shares
Proceeds from shares issued	54,321	40,974	18,024	20,912
Proceeds from shares issued in lieu of cash distributions	48,871	4,946	40,735	15,896
Cost of shares redeemed	(65,596)	(245,432)	(48,005)	(103,631)
Net increase (decrease) in net assets resulting from Investor Class Shares transactions	37,596	(199,512)	10,754	(66,823)
Retirement Class Shares
Proceeds from shares issued	310	576	—	—
Proceeds from shares issued in lieu of cash distributions	993	72	—	—
Cost of shares redeemed	(310)	(2,024)	—	—
Net increase (decrease) in net assets resulting from Retirement Class Shares transactions	993	(1,376)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(6,603)	(270,217)	10,754	(66,823)
Total increase (decrease) in net assets	(45,789)	(178,231)	(20,447)	(17,060)
Net assets:
Beginning of period	467,154	645,385	233,039	250,099
End of period	$421,365	$467,154	$212,592	$233,039
Undistributed net investment income (distributions in excess of investment income)	$(689)	$1	$(854)	$—
Share issued and redeemed:
Institutional Class Shares
Issued	577	1,600	—	—
Issued in lieu of cash distributions	778	69	—	—
Redeemed	(2,352)	(3,604)	—	—
Net increase (decrease) in Institutional Class Shares	(997)	(1,935)	—	—
Investor Class Shares
Issued	1,391	1,098	423	558
Issued in lieu of cash distributions	1,403	147	1,096	473
Redeemed	(1,639)	(6,793)	(1,183)	(2,781)
Net increase (decrease) in Investor Class Shares	1,155	(5,548)	336	(1,750)
Retirement Class Shares
Issued	7	17	—	—
Issued in lieu of cash distributions	30	2	—	—
Redeemed	(8)	(59)	—	—
Net increase (decrease) in Retirement Class Shares	29	(40)	—	—
Net increase (decrease) in share transactions	187	(7,523)	336	(1,750)

44 TURNER FUNDS 2014 SEMIANNUAL REPORT

	Turner Emerging Markets Fund
	period ended 3/31/14 (Unaudited)	8/28/13(1) through 9/30/13
Investment activities:
Net investment loss	$—	$—
Net realized gain from securities sold	28	—
Net change in unrealized appreciation (depreciation) on investments	2	39
Net increase in net assets resulting from operations	30	39
Dividends and distributions to shareholders:
Net investment income:
Institutional Class Shares	(1)	—
Investor Class Shares	—	—
Realized capital gains:
Institutional Class Shares	(6)	—
Investor Class Shares	—	—
Retirement Class Shares	—	—
Total dividends and distributions	(7)	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	—	475
Proceeds from shares issued in lieu of cash distributions	7	—
Cost of shares redeemed	—	—
Net increase (decrease) in net assets resulting from Institutional Class Shares transactions	7	475
Investor Class Shares
Proceeds from shares issued	—	35
Proceeds from shares issued in lieu of cash distributions	—	—
Cost of shares redeemed	—	—
Net increase (decrease) in net assets resulting from Investor Class Shares transactions	—	35
Retirement Class Shares
Proceeds from shares issued	—	—
Proceeds from shares issued in lieu of cash distributions	—	—
Cost of shares redeemed	—	—
Net increase (decrease) in net assets resulting from Retirement Class Shares transactions	—	—
Net increase (decrease) in net assets resulting from capital share transactions	7	510
Total increase (decrease) in net assets	30	549
Net assets:
Beginning of period	549	—
End of period	$579	$549
Undistributed net investment income (distributions in excess of investment income)	$(2)	$(1)
Share issued and redeemed:
Institutional Class Shares
Issued	—	48
Issued in lieu of cash distributions	1	—
Redeemed	—	—
Net increase (decrease) in Institutional Class Shares	1	48
Investor Class Shares
Issued	—	3
Issued in lieu of cash distributions	—	—
Redeemed	—	—
Net increase (decrease) in Investor Class Shares	—	3
Retirement Class Shares
Issued	—	—
Issued in lieu of cash distributions	—	—
Redeemed	—	—
Net increase (decrease) in Retirement Class Shares	—	—
Net increase (decrease) in share transactions	1	51

(1)  Commencement of operations.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 SEMIANNUAL REPORT 45

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)(1)	Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Market Neutral Fund
Turner Market Neutral Fund — Institutional Class Shares
2014^	$10.21	(0.08)	0.32	0.24	—	—	—
2013	$10.18	(0.09)	0.12	0.03	—	—	—
2012	$10.53	(0.11)	(0.02)	(0.13)	—	(0.22)	(0.22)
2011 (5)	$10.00	(0.09)	0.62	0.53	—	—	—
Turner Market Neutral Fund — Investor Class Shares
2014^	$10.14	(0.09)	0.32	0.23	—	—	—
2013	$10.13	(0.10)	0.11	0.01	—	—	—
2012	$10.52	(0.14)	(0.03)	(0.17)	—	(0.22)	(0.22)
2011 (5)	$10.00	(0.10)	0.62	0.52	—	—	—
Turner Market Neutral Fund — Class C Shares
2014^	$9.95	(0.12)	0.31	0.19	—	—	—
2013	$10.01	(0.19)	0.13	(0.06)	—	—	—
2012	$10.46	(0.20)	(0.03)	(0.23)	—	(0.22)	(0.22)
2011 (5)	$10.00	(0.15)	0.61	0.46	—	—	—
Medical Sciences Long/Short Fund
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
2014^	$11.54	(0.09)	1.59	1.50	—	(0.36)	(0.36)
2013	$10.19	(0.13)	1.48	1.35	—	—	—
2012	$10.35	(0.15)	(0.01)	(0.16)	—	—	—
2011 (5)	$10.00	(0.12)	0.47	0.35	—	—	—
Turner Medical Sciences Long/Short Fund — Investor Class Shares
2014^	$11.48	(0.10)	1.57	1.47	—	(0.36)	(0.36)
2013	$10.16	(0.16)	1.48	1.32	—	—	—
2012	$10.34	(0.18)	—	(0.18)	—	—	—
2011 (5)	$10.00	(0.13)	0.47	0.34	—	—	—
Turner Medical Sciences Long/Short Fund — Class C Shares
2014^	$11.26	(0.14)	1.54	1.40	—	(0.36)	(0.36)
2013	$10.04	(0.23)	1.45	1.22	—	—	—
2012	$10.30	(0.25)	(0.01)	(0.26)	—	—	—
2011 (5)	$10.00	(0.18)	0.48	0.30	—	—	—
46 TURNER FUNDS 2014 SEMIANNUAL REPORT

	Net asset value, end of period	Total return		Net assets end of period (000)	Ratio of net expenses to average net assets*		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets*		Portfolio turnover rate**
Market Neutral Fund
Turner Market Neutral Fund — Institutional Class Shares
2014^	$10.45	2.35	%†	$2,889	1.94	%†† (2)	6.72	%††	(1.49	)%††	290%
2013	$10.21	0.29%		$3,296	1.95	%†† (3)	2.98	%††	(0.87	)%††	973%
2012	$10.18	(1.23)%		$48,054	1.94	%†† (4)	2.57	%††	(1.00	)%††	1,520%
2011 (5)	$10.53	5.30	%†	$8,679	1.95	% (6)	3.92%		(1.27)%		1,184%
Turner Market Neutral Fund — Investor Class Shares
2014^	$10.37	2.27	%†	$959	2.19	%†† (2)	6.97	%††	(1.74	)%††	290%
2013	$10.14	0.10%		$601	2.20	%†† (3)	3.23	%††	(1.12	)%††	973%
2012	$10.13	(1.62)%		$5,685	2.19	%†† (4)	2.82	%††	(1.25	)%††	1,520%
2011 (5)	$10.52	5.20	%†	$3,233	2.20	% (6)	4.18%		(1.54)%		1,184%
Turner Market Neutral Fund — Class C Shares
2014^	$10.14	1.91	%†	$70	2.94	%†† (2)	7.72	%††	(2.49	)%††	290%
2013	$9.95	(0.60)%		$68	2.94	%†† (3)	3.98	%††	(1.87	)%††	973%
2012	$10.01	(2.21)%		$85	2.94	%†† (4)	3.57	%††	(2.00	)%††	1,520%
2011 (5)	$10.46	4.60	%†	$—	2.95	% (6)	4.77%		(2.26)%		1,184%
Medical Sciences Long/Short Fund
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
2014^	$12.68	13.28	%†	$24,724	1.92	%†† (7)	2.91	%††	(1.45	)%††	165%
2013	$11.54	13.25%		$16,742	1.98	%†† (8)	2.99	%††	(1.26	)%††	492%
2012	$10.19	(1.55)%		$37,117	1.87	%†† (9)	2.09	%††	(1.45	)%††	900%
2011 (5)	$10.35	3.50	%†	$45,147	1.93	% (10)	2.74%		(1.74)%		608%
Turner Medical Sciences Long/Short Fund — Investor Class Shares
2014^	$12.59	13.08	%†	$21,730	2.17	%†† (7)	3.16	%††	(1.70	)%††	165%
2013	$11.48	12.99%		$3,062	2.23	%†† (8)	3.24	%††	(1.51	)%††	492%
2012	$10.16	(1.74)%		$9,606	2.12	%†† (9)	2.34	%††	(1.70	)%††	900%
2011 (5)	$10.34	3.40	%†	$12,777	2.14	% (10)	2.89%		(1.93)%		608%
Turner Medical Sciences Long/Short Fund — Class C Shares
2014^	$12.30	12.71	%†	$2,908	2.92	%†† (7)	3.91	%††	(2.45	)%††	165%
2013	$11.26	12.15%		$1,374	2.98	%†† (8)	3.99	%††	(2.26	)%††	492%
2012	$10.04	(2.52)%		$2,889	2.87	%†† (9)	3.09	%††	(2.45	)%††	900%
2011 (5)	$10.30	3.00	%†	$2,165	2.93	% (10)	3.63%		(2.71)%		608%

*  Inclusive of fees paid indirectly, waivers and/or reimbursements.
**  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
^  For the six-month period ended March 31, 2014 (unaudited). All ratios for the period have been annualized unless otherwise noted.
†  Total return is for the period indicated and has not been annualized.
††  Does not include acquired fund fees or expenses.
(1)  Based on average shares outstanding.
(2)  Dividend expense totaled 0.88% of average net assets for the period ended March 31, 2014, 0.88% of which was waived. Broker fees and charges on short sales totaled 2.35% of average net assets for the period ended March 31, 2014, 2.35% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 5.17%, 5.42% and 6.17% for the Institutional, Investor and Class C Shares, respectively.
(3)  Dividend expense totaled 0.43% of average net assets for the year ended September 30, 2013, 0.43% of which was waived. Broker fees and charges on short sales totaled 0.38% of average net assets for the year ended September 30, 2013, 0.38% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.74%, 2.99% and 3.73% for the Institutional, Investor and Class C Shares, respectively.
(4)  Dividend expense totaled 0.37% of average net assets for the year ended September 30, 2012, 0.37% of which was waived. Broker fees and charges on short sales totaled 0.22% of average net assets for the year ended September 30, 2012, 0.22% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.53%, 2.78% and 3.53% for the Institutional, Investor and Class C Shares, respectively.
(5)  Commenced operations on February 7, 2011. All ratios for the period have been annualized.
(6)  Dividend expense totaled 0.44% of average net assets for the year ended September 30, 2011, 0.34% of which was waived. Broker fees and charges on short sales totaled 0.25% of average net assets for the year ended September 30, 2011, 0.19% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.48%, 2.73% and 3.48% for the Institutional, Investor and Class C Shares, respectively.
(7)  Dividend expense totaled 0.28% of average net assets for the period ended March 31, 2014, 0.28% of which was waived. Broker fees and charges on short sales totaled 0.64% of average net assets for the year ended March 31, 2014, 0.64% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.84%, 3.09% and 3.84% for the Institutional, Investor and Class C Shares, respectively.
(8)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. Broker fees and charges on short sales totaled 0.41% of average net assets for the year ended September 30, 2013, 0.41% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.79%, 3.04% and 3.79% for the Institutional, Investor and Class C Shares, respectively.
(9)  Dividend expense totaled 0.04% of average net assets for the year ended September 30, 2012, 0.04% of which was waived. Broker fees and charges on short sales totaled 0.15% of average net assets for the year ended September 30, 2012, 0.15% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.06%, 2.31% and 3.06% for the Institutional, Investor and Class C Shares, respectively.
(10)  Dividend expense totaled 0.15% of average net assets for the year ended September 30, 2011, 0.12% of which was waived. Broker fees and charges on short sales totaled 0.47% of average net assets for the year ended September 30, 2011, 0.39% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.44%, 2.65% and 3.44% for the Institutional, Investor and Class C Shares, respectively.
Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 SEMIANNUAL REPORT 47

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)(1)	Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Spectrum Fund
Turner Spectrum Fund — Institutional Class Shares
2014^	$11.43	(0.07)	0.58	0.51	—	—	—
2013	$10.89	(0.07)	0.61	0.54	—	—	—
2012	$11.45	(0.13)	0.04	(0.09)	—	(0.47)	(0.47)
2011	$10.82	(0.16)	0.79	0.63	—	—	—
2010	$10.81	(0.13)	0.21	0.08	—	(0.07)	(0.07)
2009 (7)	$10.00	(0.07)	0.88	0.81	—	—	—
Turner Spectrum Fund — Investor Class Shares
2014^	$11.30	(0.08)	0.57	0.49	—	—	—
2013	$10.80	(0.09)	0.59	0.50	—	—	—
2012	$11.38	(0.16)	0.05	(0.11)	—	(0.47)	(0.47)
2011	$10.78	(0.19)	0.79	0.60	—	—	—
2010	$10.80	(0.16)	0.21	0.05	—	(0.07)	(0.07)
2009 (7)	$10.00	(0.09)	0.89	0.80	—	—	—
Turner Spectrum Fund — Class C Shares
2014^	$10.98	(0.12)	0.55	0.43	—	—	—
2013	$10.57	(0.17)	0.58	0.41	—	—	—
2012	$11.23	(0.24)	0.05	(0.19)	—	(0.47)	(0.47)
2011	$10.72	(0.27)	0.78	0.51	—	—	—
2010	$10.80	(0.24)	0.23	(0.01)	—	(0.07)	(0.07)
2009 (9)	$9.98	(0.07)	0.89	0.82	—	—	—
Titan Fund
Turner Titan Fund — Institutional Class Shares
2014^	$10.51	(0.06)	0.80	0.74	—	(0.12)	(0.12)
2013	$10.24	(0.08)	0.43	0.35	—	(0.08)	(0.08)
2012	$9.77	(0.11)	0.67	0.56	—	(0.09)	(0.09)
2011 (13)	$10.00	(0.10)	(0.13)	(0.23)	—	—	—
Turner Titan Fund — Investor Class Shares
2014^	$10.44	(0.07)	0.80	0.73	—	(0.12)	(0.12)
2013	$10.20	(0.10)	0.42	0.32	—	(0.08)	(0.08)
2012	$9.76	(0.13)	0.66	0.53	—	(0.09)	(0.09)
2011 (13)	$10.00	(0.11)	(0.13)	(0.24)	—	—	—
Turner Titan Fund — Class C Shares
2014^	$10.22	(0.11)	0.78	0.67	—	(0.12)	(0.12)
2013	$10.07	(0.16)	0.39	0.23	—	(0.08)	(0.08)
2012	$9.72	(0.21)	0.65	0.44	—	(0.09)	(0.09)
2011 (13)	$10.00	(0.16)	(0.12)	(0.28)	—	—	—

48 TURNER FUNDS 2014 SEMIANNUAL REPORT

	Net asset value, end of period	Total return	Net assets end of period (000)	Ratio of net expenses to average net assets*		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets*		Portfolio turnover rate**
Spectrum Fund
Turner Spectrum Fund — Institutional Class Shares
2014^	$11.94	4.46%†	$216,730	1.93	%†† (2)	2.76	%††	(1.20	)%††	213%
2013	$11.43	4.96%	$481,845	1.93	%†† (3)	2.75	%††	(0.64	)%††	580%
2012	$10.89	(0.77)%	$832,857	1.89	%†† (4)	2.34	%††	(1.15	)% ††	996%
2011	$11.45	5.82%	$448,554	1.93	% (5)	2.48%		(1.34)%		1,153%
2010	$10.82	0.77%	$179,526	1.91	% (6)	2.85%		(1.23)%		1,808%
2009 (7)	$10.81	8.10%†	$8,681	2.44	% (8)	5.63%		(1.78)%		663%
Turner Spectrum Fund — Investor Class Shares
2014^	$11.79	4.34%†	$32,000	2.18	%†† (2)	3.01	%††	(1.45	)%††	213%
2013	$11.30	4.63%	$44,139	2.18	%†† (3)	3.00	%††	(0.89	)%††	580%
2012	$10.80	(0.95)%	$126,533	2.14	%†† (4)	2.59	%††	(1.40	)% ††	996%
2011	$11.38	5.57%	$161,401	2.18	% (5)	2.70%		(1.61)%		1,153%
2010	$10.78	0.49%	$52,361	2.17	% (6)	3.12%		(1.52)%		1,808%
2009 (7)	$10.80	8.00%†	$4,567	2.71	% (8)	5.84%		(2.09)%		663%
Turner Spectrum Fund — Class C Shares
2014^	$11.41	3.92%†	$4,028	2.93	%†† (2)	3.76	%††	(2.20	)%††	213%
2013	$10.98	3.88%	$5,572	2.93	%†† (3)	3.75	%††	(1.64	)%††	580%
2012	$10.57	(1.71)%	$10,391	2.89	%†† (4)	3.34	%††	(2.15	)% ††	996%
2011	$11.23	4.76%	$12,478	2.93	% (5)	3.39%		(2.33)%		1,153%
2010	$10.72	(0.07)%	$7,169	2.92	% (6)	3.82%		(2.19)%		1,808%
2009 (9)	$10.80	8.22%†	$—	2.35	% (8)	5.28%		(3.12)%		663%
Titan Fund
Turner Titan Fund — Institutional Class Shares
2014^	$11.13	7.11%†	$27,643	1.94	%†† (10)	2.75	%††	(1.06	)%††	337%
2013	$10.51	3.43%	$21,166	1.94	%†† (11)	2.42	%††	(0.76	)%††	788%
2012	$10.24	5.75%	$25,811	1.92	%†† (12)	2.41	%††	(1.03	)%††	834%
2011 (13)	$9.77	(2.30)%†	$11,374	1.92	% (14)	3.54%		(1.47)%		647%
Turner Titan Fund — Investor Class Shares
2014^	$11.05	7.06%†	$599	2.19	%†† (10)	3.00	%††	(1.31	)%††	337%
2013	$10.44	3.14%	$387	2.19	%†† (11)	2.67	%††	(1.01	)%††	788%
2012	$10.20	5.44%	$5,038	2.17	%†† (12)	2.66	%††	(1.28	)%††	834%
2011 (13)	$9.76	(2.40)%†	$2,711	2.16	% (14)	4.66%		(1.65)%		647%
Turner Titan Fund — Class C Shares
2014^	$10.77	6.63%†	$259	2.94	%†† (10)	3.75	%††	(2.06	)%††	337%
2013	$10.22	2.28%	$26	2.94	%†† (11)	3.42	%††	(1.76	)%††	788%
2012	$10.07	4.53%	$531	2.92	%†† (12)	3.41	%††	(2.03	)%††	834%
2011 (13)	$9.72	(2.80)%†	$29	2.92	% (14)	2.31%		(2.44)%		647%

*  Inclusive of fees paid indirectly, waivers and/or reimbursements.
**  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
^  For the six-month period ended March 31, 2014 (unaudited). All ratios for the period have been annualized unless otherwise noted.
†  Total return is for the period indicated and has not been annualized.
††  Does not include acquired fund fees or expenses.
(1)  Based on average shares outstanding.
(2)  Dividend expense totaled 0.36% of average net assets for the period ended March 31, 2014, 0.36% of which was waived. Broker fees and charges on short sales totaled 0.43% of average net assets for the period ended March 31, 2014, 0.43% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.72%, 2.97% and 3.72% for the Institutional, Investor and Class C Shares, respectively.
(3)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. Broker fees and charges on short sales totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.83%, 3.08% and 3.83% for the Institutional, Investor and Class C Shares, respectively.
(4)  Dividend expense totaled 0.20% of average net assets for the year ended September 30, 2012, 0.20% of which was waived. Broker fees and charges on short sales totaled 0.33% of average net assets for the year ended September 30, 2012, 0.33% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.42%, 2.67% and 3.42% for the Institutional, Investor and Class C Shares, respectively.
(5)  Dividend expense totaled 0.28% of average net assets for the year ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the year ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.40%, 2.65% and 3.40% for the Institutional, Investor and Class C Shares, respectively.
(6)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2010, 0.42% of which was waived. Broker fees and charges on short sales totaled 0.38% of average net assets for the year ended September 30, 2010, 0.37% of which was waived beginning on January 13, 2010. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.70%, 2.96% and 3.71% for the Institutional, Investor and Class C Shares, respectively.
(7)  Commenced operations on May 7, 2009. All ratios for the period have been annualized.
(8)  Dividend expense totaled 0.70% of average net assets for the period ended September 30, 2009. If dividend expense had not been contractually waived, the ratios of net expenses to average net assets would have been 3.14%, 3.41% and 3.05% for the Institutional, Investor and Class C Shares, respectively. If Broker fees and charges on short sales had not been included, the ratios of net expenses to average net assets would have been 1.94%, 2.20% and 1.95% for the Institutional, Investor and Class C Shares, respectively.
(9)  Commenced operations on July 14, 2009. All ratios for the period have annualized.
(10)  Dividend expense totaled 0.20% of average net assets for the period ended March 31, 2014, 0.20% of which was waived. Broker fees and charges on short sales totaled 0.47% of average net assets for the period ended March 31, 2014, 0.47% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.61%, 2.86% and 3.61% for the Institutional, Investor and Class C Shares, respectively.
(11)  Dividend expense totaled 0.14% of average net assets for the year ended September 30, 2013, 0.14% of which was waived. Broker fees and charges on short sales totaled 0.27% of average net assets for the year ended September 30, 2013, 0.27% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.35%, 2.60% and 3.35% for the Institutional, Investor and Class C Shares, respectively.
(12)  Dividend expense totaled 0.08% of average net assets for the year ended September 30, 2012, 0.08% of which was waived. Broker fees and charges on short sales totaled 0.23% of average net assets for the year ended September 30, 2012, 0.23% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.23%, 2.48% and 3.23% for the Institutional, Investor and Class C Shares, respectively.
(13)  Commenced operations on February 7, 2011. All ratios for the period have annualized.
(14)  Dividend expense totaled 0.28% of average net assets for the year ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the year ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.20%, 2.44% and 3.20% for the Institutional, Investor and Class C Shares, respectively.
Amounts designated as " — " are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 SEMIANNUAL REPORT 49

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)(1)	Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Return of capital	Total dividends and distributions
All Cap Growth Fund
Turner All Cap Growth Fund — Investor Class Shares
2014^	$10.32	(0.02)	1.19	1.17	—	—	—	—
2013	$9.01	(0.01)	1.35	1.34	—	—	(0.03)	(0.03)
2012	$7.67	(0.02)	1.36	1.34	—	—	—	—
2011	$7.03	(0.11)	0.75	0.64	—	—	—	—
2010	$5.95	(0.09)	1.18	1.09	(0.01)	—	—	(0.01)
2009	$5.60	—	0.35	0.35	—	—	—	—
Emerging Growth Fund
Turner Emerging Growth Fund — Institutional Class Shares
2014^	$65.25	(0.26)	4.75	4.49	—	(10.36)	—	(10.36)
2013	$57.68	(0.12)	16.10	15.98	—	(8.41)	—	(8.41)
2012	$45.83	(0.34)	12.19	11.85	—	—	—	—
2011	$42.51	(0.40)	3.72	3.32	—	—	—	—
2010	$37.78	(0.31)	5.04	4.73	—	—	—	—
2009 (3)	$28.45	(0.12)	9.45	9.33	—	—	—	—
Turner Emerging Growth Fund — Investor Class Shares
2014^	$64.38	(0.34)	4.69	4.35	—	(10.36)	—	(10.36)
2013	$57.16	(0.25)	15.88	15.63	—	(8.41)	—	(8.41)
2012	$45.52	(0.47)	12.11	11.64	—	—	—	—
2011	$42.32	(0.52)	3.72	3.20	—	—	—	—
2010	$37.71	(0.41)	5.02	4.61	—	—	—	—
2009	$46.42	(0.22)	(7.31)	(7.53)	—	(1.18)	—	(1.18)
Large Growth Fund
Turner Large Growth Fund — Institutional Class Shares
2014^	$14.68	0.02	1.77	1.79	—	—	—	—
2013	$12.86	0.07	1.83	1.90	(0.08)	—	—	(0.08)
2012	$10.50	0.02	2.34	2.36	—	—	—	—
2011	$10.56	—	(0.04)	(0.04)	(0.02)	—	—	(0.02)
2010	$9.93	0.02	0.65	0.67	(0.04)	—	—	(0.04)
2009	$10.41	0.05	(0.48)	(0.43)	(0.05)	—	—	(0.05)
Turner Large Growth Fund — Investor Class Shares
2014^	$14.55	—	1.76	1.76	—	—	—	—
2013	$12.74	0.02	1.82	1.84	(0.03)	—	—	(0.03)
2012	$10.42	(0.01)	2.33	2.32	—	—	—	—
2011	$10.49	(0.03)	(0.04)	(0.07)	—	—	—	—
2010	$9.87	—	0.64	0.64	(0.02)	—	—	(0.02)
2009	$10.34	0.03	(0.47)	(0.44)	(0.03)	—	—	(0.03)

50 TURNER FUNDS 2014 SEMIANNUAL REPORT

	Net asset value, end of period	Total return	Net assets end of period (000)	Ratio of net expenses to average net assets*		Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets*	Portfolio turnover rate**
All Cap Growth Fund
Turner All Cap Growth Fund — Investor Class Shares
2014^	$11.49	11.34%†	$18,557	1.08%		1.64%	(0.27)%	39%
2013	$10.32	14.93%	$17,975	0.85%		1.43%	(0.13)%	105%
2012	$9.01	17.47%	$25,840	0.86%		1.34%	(0.25)%	182%
2011	$7.67	9.10%	$33,053	1.73%		2.12%	(1.29)%	205%
2010	$7.03	18.25%	$23,227	1.64%		2.15%	(1.38)%	115%
2009	$5.95	6.25%	$26,324	0.62	% (2)	1.23%	0.09%	220%
Emerging Growth Fund
Turner Emerging Growth Fund — Institutional Class Shares
2014^	$59.38	7.63%†	$76,414	1.15%		1.36%	(0.84)%	29%
2013	$65.25	32.98%	$72,442	1.15%		1.31%	(0.21)%	62%
2012	$57.68	25.86%	$69,391	1.15%		1.30%	(0.62)%	75%
2011	$45.83	7.81%	$67,035	1.15%		1.27%	(0.77)%	74%
2010	$42.51	12.52%	$276,445	1.15%		1.28%	(0.77)%	96%
2009 (3)	$37.78	32.79%†	$243,790	1.15%		1.33%	(0.54)%	78%
Turner Emerging Growth Fund — Investor Class Shares
2014^	$58.37	7.51%†	$180,584	1.40%		1.61%	(1.09)%	29%
2013	$64.38	32.63%	$180,291	1.40%		1.56%	(0.46)%	62%
2012	$57.16	25.57%	$168,990	1.40%		1.55%	(0.87)%	75%
2011	$45.52	7.56%	$159,127	1.40%		1.55%	(1.01)%	74%
2010	$42.32	12.22%	$176,823	1.40%		1.53%	(1.02)%	96%
2009	$37.71	(15.58)%	$188,812	1.40%		1.56%	(0.71)%	78%
Large Growth Fund
Turner Large Growth Fund — Institutional Class Shares
2014^	$16.47	12.19%†	$22,527	0.69%		1.07%	0.29%	22%
2013	$14.68	14.87%	$53,965	0.69%		0.96%	0.52%	71	% (4)
2012	$12.86	22.48%	$201,051	0.69%		0.91%	0.15%	105%
2011	$10.50	(0.39)%	$382,336	0.69%		0.89%	(0.03)%	182%
2010	$10.56	6.76%	$377,650	0.69%		0.87%	0.20%	178%
2009	$9.93	(3.97)%	$381,277	0.69%		0.92%	0.65%	126%
Turner Large Growth Fund — Investor Class Shares
2014^	$16.31	12.10%†	$21,030	0.94%		1.32%	0.04%	22%
2013	$14.55	14.50%	$30,623	0.94%		1.21%	0.27%	71	% (4)
2012	$12.74	22.26%	$47,861	0.94%		1.16%	(0.10)%	105%
2011	$10.42	(0.67)%	$56,661	0.94%		1.13%	(0.28)%	182%
2010	$10.49	6.51%	$163,750	0.94%		1.12%	(0.05)%	178%
2009	$9.87	(4.21)%	$252,916	0.94%		1.17%	0.41%	126%

*  Inclusive of fees paid indirectly, waivers and/or reimbursements.
**  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
^  For the six-month period ended March 31, 2014 (unaudited). All ratios for the period have been annualized unless otherwise noted.
†  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  Excluding fees paid indirectly, the ratio of net expenses to average net assets would have been 0.63%.
(3)  Commenced operations on February 1, 2009. All ratios for the period have been annualized.
(4)  If purchases of portfolio securities in connection with the reorganization of the Turner Concentrated Growth Fund into the Turner Large Growth Fund had been included, the portfolio turnover rate would have been 81%.
Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 SEMIANNUAL REPORT 51

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)(1)	Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Midcap Growth Fund
Turner Midcap Growth Fund — Institutional Class Shares
2014^	$43.43	(0.04)	4.67	4.63	—	(9.36)	(9.36)
2013	$35.39	(0.09)	8.68	8.59	—	(0.55)	(0.55)
2012	$30.42	(0.05)	5.02	4.97	—	—	—
2011	$29.90	(0.06)	0.58	0.52	—	—	—
2010	$26.12	(0.08)	3.86	3.78	—	—	—
2009	$26.20	(0.01)	(0.07)	(0.08)	—	—	—
Turner Midcap Growth Fund — Investor Class Shares
2014^	$42.85	(0.08)	4.58	4.50	—	(9.36)	(9.36)
2013	$35.03	(0.18)	8.55	8.37	—	(0.55)	(0.55)
2012	$30.16	(0.13)	5.00	4.87	—	—	—
2011	$29.73	(0.13)	0.56	0.43	—	—	—
2010	$26.03	(0.15)	3.85	3.70	—	—	—
2009	$26.18	(0.06)	(0.09)	(0.15)	—	—	—
Turner Midcap Growth Fund — Retirement Class Shares
2014^	$41.07	(0.13)	4.36	4.23	—	(9.36)	(9.36)
2013	$33.65	(0.25)	8.22	7.97	—	(0.55)	(0.55)
2012	$29.05	(0.20)	4.80	4.60	—	—	—
2011	$28.71	(0.22)	0.56	0.34	—	—	—
2010	$25.20	(0.21)	3.72	3.51	—	—	—
2009	$25.40	(0.11)	(0.09)	(0.20)	—	—	—
Small Cap Growth Fund
Turner Small Cap Growth Fund — Investor Class Shares
2014^	$44.76	(0.15)	1.71	1.56	—	(7.96)	(7.96)
2013	$35.96	(0.16)	11.47	11.31	—	(2.51)	(2.51)
2012	$27.83	(0.23)	8.36	8.13	—	—	—
2011	$28.97	(0.26)	(0.88)	(1.14)	—	—	—
2010	$25.17	(0.20)	4.00	3.80	—	—	—
2009	$26.45	(0.07)	(1.21)	(1.28)	—	—	—
Emerging Markets Fund
Turner Emerging Markets Fund — Institutional Class Shares
2014^	$10.78	—	0.58	0.58	(0.03)	(0.12)	(0.15)
2013 (2)	$10.00	—	0.78	0.78	—	—	—
Turner Emerging Markets Fund — Investor Class Shares
2014^	$10.78	(0.02)	0.58	0.56	(0.02)	(0.12)	(0.14)
2013 (2)	$10.00	—	0.78	0.78	—	—	—

52 TURNER FUNDS 2014 SEMIANNUAL REPORT

	Net asset value, end of period	Total return	Net assets end of period (000)	Ratio of net expenses to average net assets*	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets*	Portfolio turnover rate**
Midcap Growth Fund
Turner Midcap Growth Fund — Institutional Class Shares
2014^	$38.70	12.62%†	$144,683	0.93%	1.12%	(0.18)%	42%
2013	$43.43	24.69%	$205,679	0.93%	1.08%	(0.24)%	84%
2012	$35.39	16.34%	$236,147	0.93%	1.04%	(0.14)%	121%
2011	$30.42	1.74%	$245,480	0.93%	1.05%	(0.18)%	104%
2010	$29.90	14.47%	$164,993	0.93%	1.03%	(0.29)%	90%
2009	$26.12	(0.31)%	$136,069	0.93%	1.08%	(0.05)%	120%
Turner Midcap Growth Fund — Investor Class Shares
2014^	$37.99	12.47%†	$271,918	1.18%	1.37%	(0.43)%	42%
2013	$42.85	24.31%	$257,240	1.18%	1.33%	(0.49)%	84%
2012	$35.03	16.15%	$404,427	1.18%	1.29%	(0.39)%	121%
2011	$30.16	1.45%	$471,286	1.18%	1.28%	(0.38)%	104%
2010	$29.73	14.21%	$751,124	1.18%	1.28%	(0.54)%	90%
2009	$26.03	(0.57)%	$859,640	1.18%	1.33%	(0.29)%	120%
Turner Midcap Growth Fund — Retirement Class Shares
2014^	$35.94	12.33%†	$4,764	1.43%	1.62%	(0.68)%	42%
2013	$41.07	24.11%	$4,235	1.43%	1.58%	(0.74)%	84%
2012	$33.65	15.83%	$4,811	1.43%	1.54%	(0.64)%	121%
2011	$29.05	1.18%	$3,972	1.43%	1.54%	(0.63)%	104%
2010	$28.71	13.93%	$4,578	1.43%	1.53%	(0.79)%	90%
2009	$25.20	(0.79)%	$3,892	1.43%	1.58%	(0.55)%	120%
Small Cap Growth Fund
Turner Small Cap Growth Fund — Investor Class Shares
2014^	$38.36	4.05%†	$212,592	1.25%	1.61%	(0.73)%	52%
2013	$44.76	33.79%	$233,039	1.25%	1.56%	(0.43)%	82%
2012	$35.96	29.21%	$250,099	1.25%	1.53%	(0.68)%	100%
2011	$27.83	(3.94)%	$229,919	1.25%	1.53%	(0.76)%	119%
2010	$28.97	15.10%	$274,925	1.25%	1.52%	(0.74)%	89%
2009	$25.17	(4.84)%	$250,860	1.25%	1.58%	(0.36)%	113%
Emerging Markets Fund
Turner Emerging Markets Fund — Institutional Class Shares
2014^	$11.21	5.39%†	$540	1.05%	13.65%	(0.08)%	25%
2013 (2)	$10.78	7.80%†	$512	1.05%	13.81%	0.87%	1%
Turner Emerging Markets Fund — Investor Class Shares
2014^	$11.20	5.22%†	$39	1.30%	13.90%	(0.33)%	25%
2013 (2)	$10.78	7.80%†	$37	1.30%	15.39%	0.62%	1%

*  Inclusive of fees paid indirectly, waivers and/or reimbursements.
**  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
^  For the six-month period ended March 31, 2014 (unaudited). All ratios for the period have been annualized unless otherwise noted.
†  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  Commenced operations on August 28, 2013. All ratios for the period have been annualized unless otherwise noted.
Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2014 SEMIANNUAL REPORT 53

NOTES TO FINANCIAL STATEMENTS  (Unaudited)

Notes to financial statements

March 31, 2014

1. Organization:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The funds included herein are the Turner Market Neutral Fund ("Market Neutral Fund"), Turner Medical Sciences Long/Short Fund ("Medical Sciences Long/Short Fund"), Turner Spectrum Fund ("Spectrum Fund"), Turner Titan Fund ("Titan Fund"), Turner All Cap Growth Fund ("All Cap Growth Fund"), Turner Emerging Growth Fund ("Emerging Growth Fund"), Turner Large Growth Fund ("Large Growth Fund"), Turner Midcap Growth Fund ("Midcap Growth Fund"), Turner Small Cap Growth Fund ("Small Cap Growth Fund"), and Turner Emerging Markets Fund ("Emerging Markets Fund"), each a "Fund" and collectively the "Funds."

Each Fund is registered as a diversified portfolio of the Trust.

The Funds are registered to offer different classes of shares: Institutional Class Shares, Investor Class Shares, Retirement Class Shares, Class C Shares, or a combination of the four. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies along with information on the classes of shares currently being offered.

On March 25, 2014, the Board of Trustees determined to close and liquidate the Emerging Markets Fund, effective on or about April 15, 2014. This decision was made after careful consideration of the Fund's asset size, strategic importance, current expenses and historical performance.

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security valuation—In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market.

The Trust has a three-tier fair value hierarchy that is dependent upon the various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including American Depositary Receipts ("ADRs"), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. To the extent these securities are valued at the last sales price or NASDAQ Official Closing Price, they are categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two. In this situation, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide

54 TURNER FUNDS 2014 SEMIANNUAL REPORT

a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. In addition, the Funds' Sub-administrator, as defined in Note 3, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates its net asset value. If price movements in a monitored index or security exceed levels recommended by the Committee for approval by the Board ("trigger points"), the Sub-administrator will notify the Adviser, as defined in Note 3, that such limits have been exceeded. If such trigger points are exceeded, then the close prices for certain foreign markets are systematically adjusted by fair value factors calculated by an independent pricing service. The circumstances described above use significant observable inputs and therefore these valuations are considered as Level 2 in the fair value hierarchy.

In the event that the Adviser believes that the fair values provided by a third party fair valuation vendor are not reliable, or believes that a foreign security held by a Fund should be fair valued for any other reason, the Adviser shall contact the Sub-administrator and request that a meeting of the Committee be held. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended March 31, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following table is a summary of inputs used to value the Funds' investments as of March 31, 2014 (000). The breakdown, by sub-category, of the "common stock" category is disclosed on the Schedule of investments and Schedule of securities sold short for each Fund, as applicable.

	Level 1	Level 2	Total
Market Neutral Fund
Investments in securities
Common stock	$3,196	$—	$3,196
Cash equivalent	53	—	53
Total Investments in securities	$3,249	$—	$3,249
Securities sold short
Common stock	$3,161	$—	$3,161
Total Securities sold short	$3,161	$—	$3,161
Medical Sciences Long/Short Fund
Investments in securities
Common stock	$36,394	$—	$36,394
Cash equivalent	6,749	—	6,749
Total Investments in securities	$43,143	$—	$43,143
Securities sold short
Common stock	$14,216	$—	$14,216
Exchange traded funds	10,434	—	10,434
Total Securities sold short	$24,650	$—	$24,650
Spectrum Fund
Investments in securities
Common stock	$228,843	$—	$228,843
Warrant	708	—	708
Cash equivalent	25,041	—	25,041
Total Investments in securities	$254,592	$—	$254,592
Securities sold short
Common stock	$95,758	$—	$95,758
Exchange traded funds	42,554	—	42,554
Total Securities sold short	$138,312	$—	$138,312
Titan Fund
Investments in securities
Common stock	$26,981	$—	$26,981
Cash equivalent	730	—	730
Total Investments in securities	$27,711	$—	$27,711
Securities sold short
Common stock	$10,712	$—	$10,712
Exchange traded funds	3,229	—	3,229
Total Securities sold short	$13,941	$—	$13,941
All Cap Growth Fund
Investments in Securities
Common Stock	$18,236	$—	$18,236
Warrant	98	—	98
Cash equivalent	407	—	407
Total Investments in securities	$18,741	$—	$18,741
Emerging Growth Fund
Investments in securities
Common stock	$227,577	$—	$227,577
Cash equivalent	43,031	—	43,031
Total Investments in securities	$270,608	$—	$270,608

TURNER FUNDS 2014 SEMIANNUAL REPORT 55

NOTES TO FINANCIAL STATEMENTS  (Unaudited)

	Level 1	Level 2	Total
Large Growth Fund
Investments in securities
Common stock	$42,783	$—	$42,783
Cash equivalent	2,107	—	2,107
Total Investments in securities	$44,890	$—	$44,890
Midcap Growth Fund
Investments in securities
Common stock	$411,231	$—	$411,231
Cash equivalent	15,734	—	15,734
Total Investments in securities	$426,965	$—	$426,965
Small Cap Growth Fund
Investments in securities
Common stock	$209,963	$—	$209,963
Cash equivalent	12,553	—	12,553
Total Investments in securities	$222,516	$—	$222,516
Emerging Markets Fund
Investments in securities
Common stock
Consumer staples	$42	$6	$48
Financials	143	4	147
Health care	12	8	20
Information technology	113	9	122
Utilities	—	6	6
Other common stock	219	—	219
Warrant	1	—	1
Cash equivalent	10	—	10
Total Investments in securities	$540	$33	$573

For the six months ended March 31, 2014, there were no significant changes to the Funds' fair valuation methodologies. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the reporting period. For each Fund there were no transfers between the levels as of March 31, 2014 based on the input levels assigned at September 30, 2013.

Security transactions and related income—Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities lots sold.

Securities sold short—Consistent with each Fund's investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the brokers as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the short positions. The Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund engaged in short sales during the six months ended March 31, 2014.

Participation Notes—The Emerging Markets Fund may invest in participation notes. Some countries, especially emerging markets countries, do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. The Emerging Markets Fund may use participation notes to establish a position in such markets as a substitute for direct investment. Participation notes are issued by banks or broker-dealers and are designed to track the return of a particular underlying equity security or debt security, currency or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Emerging Markets Fund the difference between the nominal value of the underlying instrument at the time of purchase and that instrument's value at maturity. Investments in participation notes involve the same risks as are associated with a direct investment in the underlying security, currency or market that they seek to replicate. In addition, participation notes are generally traded over-the-counter and are subject to counterparty risk. Counterparty risk is the risk that the broker-dealer or bank that issues the participation note will not fulfill its contractual obligation to complete the transaction with the Emerging Markets Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the Emerging Markets Fund would be relying on the creditworthiness of such banks or broker-dealers and would have

56 TURNER FUNDS 2014 SEMIANNUAL REPORT

no rights under a participation note against the issuer of the underlying assets when it invests in participation notes. In addition, participation notes may trade at a discount to the value of the underlying securities or markets that they seek to replicate.

Option transactions—Consistent with each Fund's investment objectives, the Funds may write covered call options and sell put options as a means of increasing the yield on their portfolios and as a means of providing limited protection against decreases in their market value. The Funds may purchase put and call options to protect against a decline in the market value of the securities in their portfolios or to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of assets and liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

Option contracts are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security). The primary risk exposure from written and purchased options contracts is equity exposure.

As of March 31, 2014, the Funds held no purchased options.

Any realized and unrealized gains and losses on purchase option contracts are included in "Net realized gain from securities sold" and "Net change in unrealized appreciation (depreciation) on investments," respectively, on the Statements of operations. Realized and unrealized gains and (losses) on purchased options for the Spectrum Fund for the six months ended March 31, 2014 were $(1,966) and $0, respectively (000). Any realized and unrealized gains and losses on written option contracts are shown on the Statements of operations under "Net realized gain from written options contracts" and "Net change in unrealized appreciation (depreciation) on written option contracts," respectively. Realized and unrealized gains and (losses) on written options for the Spectrum Fund for the six months ended March 31, 2014 were $217 and $(31), respectively (000). The Spectrum Fund engaged in limited purchased and written option activity during the six months ended March 31, 2014, representing less than 1% of the Fund's average monthly fair value amounts of purchased and written options as compared to net assets.

A summary of option contracts written during the six months ended March 31, 2014 for the Spectrum Fund is as follows:

	Option contracts	Option premiums (000)
Options outstanding at beginning of year	1,448	$89
Options written	5,224	143
Options cancelled in a closing purchase transaction	(3,159)	(61)
Options exercised	—	—
Options expired	(3,513)	(171)
Options outstanding at end of period	—	$—

Foreign currency translation—The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments in the Statements of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference

TURNER FUNDS 2014 SEMIANNUAL REPORT 57

NOTES TO FINANCIAL STATEMENTS  (Unaudited)

between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

Illiquid Securities—Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over the counter, including privately placed securities. Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration.

Expenses—Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets.

Classes—Class specific expenses are borne by that class. Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

Dividends and distributions—The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

3. Administration, shareholder servicing, distribution and transfer agent agreements:

Turner Investments, L.P. ("Turner," the "Adviser," or the "Administrator") provides administrative services to the Funds under an Administration Agreement with the

Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. Under a separate Sub-administration Agreement between Turner and Citi Fund Services Ohio, Inc. ("Citi" or the "Sub-administrator"), Citi provides sub-administrative services, including certain fund accounting services, to the Trust. For the six months ended March 31, 2014, Citi was paid $376 (000) by Turner.

Foreside Fund Services, LLC (the "Distributor") provides distribution services to the Funds under a Distribution Services Agreement.

The Funds have adopted a Distribution Plan for Retirement Class Shares and Class C Shares (the "Distribution Plan") under which firms, including the Distributor, that provide distribution services may receive compensation. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is entitled to receive aggregate fees for distribution services not to exceed 0.75% of each Fund's average daily net assets attributable to Retirement Class or Class C Shares that are subject to the arrangement in return for providing a broad range of distribution services. Currently, the Retirement Class Shares of the Midcap Growth Fund pay the Distributor 0.25% and the Class C Shares of the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund pay the Distributor 0.75% in distribution fees.

The Funds have also adopted Shareholder Services Plans (the "Shareholder Services Plans"). Under the Shareholder Services Plans, service providers are entitled to receive aggregate fees for shareholder services not to exceed 0.25% of each Fund's average daily net assets attributable to Investor Class Shares, Retirement Class Shares and Class C Shares that are subject to the arrangement in return for providing shareholder services. Currently, Investor Class Shares of each Fund, Retirement Class Shares of the Midcap Growth Fund and Class C Shares of the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund pay 0.25% in shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a Transfer Agency Agreement with the Trust.

Certain officers and trustees of the Trust are also officers or employees of Turner or Citi. With the exception of the Trust's Chief Compliance Officer, such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

4. Investment advisory agreement:

The Trust and Turner are parties to an Investment Advisory Agreement dated April 28, 1996 under which Turner receives a fee that is calculated daily and paid

58 TURNER FUNDS 2014 SEMIANNUAL REPORT

monthly, based on the average daily net assets of the Funds.

For its services, Turner receives annual fees, which are calculated daily and paid monthly, based on the average daily net assets of the Funds. Turner has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit total Fund operating expenses (excluding acquired fund fees and expenses and interest expense relating to short sales, except for the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund, for which Turner includes acquired fund fees and expenses and interest expense relating to short sales in its contractual waiver) to a specified percentage of the average daily net assets of each Fund, except the All Cap Growth Fund, on an annualized basis through certain dates disclosed in the following table:

	Advisory fee	Expense cap	Date (through)
Market Neutral Fund
Institutional Class	1.50%	1.95%	January 31, 2015
Investor Class	1.50%	2.20%	January 31, 2015
Class C	1.50%	2.95%	January 31, 2015
Medical Sciences Long/Short Fund
Institutional Class	1.50%	1.95%	January 31, 2015
Investor Class	1.50%	2.20%	January 31, 2015
Class C	1.50%	2.95%	January 31, 2015
Spectrum Fund
Institutional Class	1.50%	1.95%	January 31, 2015
Investor Class	1.50%	2.20%	January 31, 2015
Class C	1.50%	2.95%	January 31, 2015
Titan Fund
Institutional Class	1.50%	1.95%	January 31, 2015
Investor Class	1.50%	2.20%	January 31, 2015
Class C	1.50%	2.95%	January 31, 2015
Emerging Growth Fund
Institutional Class	1.00%	1.15%	January 31, 2015
Investor Class	1.00%	1.40%	January 31, 2015
Large Growth Fund
Institutional Class	0.60%	0.69%	January 31, 2015
Investor Class	0.60%	0.94%	January 31, 2015
Midcap Growth Fund
Institutional Class	0.75%	0.93%	January 31, 2015
Investor Class	0.75%	1.18%	January 31, 2015
Retirement Class	0.75%	1.43%	January 31, 2015
Small Cap Growth Fund
Investor Class	1.00%	1.25%	January 31, 2015
Emerging Markets Fund
Institutional Class	0.70%	1.05%	January 31, 2015
Investor Class	0.70%	1.30%	January 31, 2015

For the All Cap Growth Fund, the advisory fee is a combination of a base fee and a performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to its performance benchmark. The Fund's base fee (1.10%) is accrued daily and paid monthly, based on the Fund's average net assets during the current month.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of its performance benchmark over the current month plus the previous 11 months (the "performance period"). The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the Fund's base advisory fee.

In cases where the advisory fee is a combination of a base fee and a performance adjustment, Turner has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to keep such Fund's "other expenses" (excluding distribution fees, acquired fund fees and expenses and interest expense relating to short sales) from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the base advisory fee, annual adjustment rate, over/under performance relative to the benchmark threshold, and other expense cap are as follows:

	Base advisory fee	Annual adjustment rate	Benchmark threshold(1)	Other expenses cap
All Cap Growth Fund	1.10%	+/-0.40%	+/-2.50%	0.25%

(1)  See the Fund's Prospectus and Statement of Additional Information for more information regarding the Fund's performance benchmark.

During the six months ended March 31, 2014, the All Cap Growth Fund's advisory fees, before waivers, were adjusted in accordance with the policy described above (000):

	Base adviser fee	Performance adjustment	Net adviser fee before waivers
All Cap Growth Fund	$99	$(25)	$74

5. Contingent deferred sales charges (Class C Shares):

A 1.00% contingent deferred sales charge ("CDSC") will be deducted with respect to Class C Shares of the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund redeemed within 12 months of purchase. The CDSC will be based on the lower of the original purchase price or the value of the Class C Shares redeemed. The CDSC may be waived for certain investors, as described in the Class C Shares statutory prospectus for the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund.

6. Investment transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments and

TURNER FUNDS 2014 SEMIANNUAL REPORT 59

NOTES TO FINANCIAL STATEMENTS  (Unaudited)

option contracts written, for the six months ended March 31, 2014 were as follows (000):

	Purchases	Sales
Market Neutral Fund	$8,086	$8,260
Medical Sciences Long/Short Fund	51,964	32,983
Spectrum Fund	808,124	1,151,887
Titan Fund	84,416	79,246
All Cap Growth Fund	6,867	8,228
Emerging Growth Fund	70,063	113,981
Large Growth Fund	12,922	63,031
Midcap Growth Fund	171,244	253,700
Small Cap Growth Fund	118,692	150,266
Emerging Markets Fund	140	143

7. Federal tax policies and information:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains, if any, are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, REIT adjustments, foreign currency transactions, net operating losses, return of capital distributions, equalization and investments in partnerships and passive foreign investment companies. The character and timing of dividends from net investment income and distributions from net realized gains distributed during the fiscal year may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Withholding taxes on dividends and net realized capital gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

The tax character of dividends and distributions declared during the years ended September 30, 2013 and September 30, 2012 were as follows (000):

	Ordinary income	Long-term capital gain	Return of capital	Total
Market Neutral Fund
2012	$457	$4	$—	$461
Spectrum Fund
2012	$30,159	$—	$—	$30,159
Titan Fund
2013	$367	$—	$—	$367
2012	151	—	—	151
All Cap Growth Fund
2013	$—	$—	$73	$73
Emerging Growth Fund
2013	$—	$32,864	$—	$32,864
Large Growth Fund
2013	$1,179	$—	$—	$1,179
Midcap Growth Fund
2013	$739	$7,407	$—	$8,146
Small Cap Growth Fund
2013	$—	$15,983	$—	$15,983

As of September 30, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

	Undistributed ordinary income	Undistributed long-term capital gains	Capital loss carryforward	Post- October losses	Post- October currency losses	Unrealized appreciation (depreciation)	Total distributable earnings (accumulated losses)
Market Neutral Fund	$—	$—	$(730)	$(2,251)	$(125)	$44	$(3,062)
Medical Sciences Long/Short Fund	—	293	—	—	(146)	909	1,056
Spectrum Fund	—	—	(13,925)	(2,807)	(5,219)	26,666	4,715
Titan Fund	—	—	—	(246)	(260)	1,155	649
All Cap Growth Fund	—	—	(10,311)	—	(25)	3,575	(6,761)
Emerging Growth Fund	—	35,414	—	—	(1,035)	96,242	130,621
Large Growth Fund	11	—	(66,259)	—	—	11,837	(54,411)
Midcap Growth Fund	12,240	58,930	—	—	—	105,462	176,632
Small Cap Growth Fund	3,054	32,518	—	—	—	63,817	99,389
Emerging Markets Fund	1	—	—	—	—	38	39

60 TURNER FUNDS 2014 SEMIANNUAL REPORT

Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as "late year ordinary loss") may be deferred and treated as having arisen in the following fiscal year.

As of the end of their latest tax year end of September 30, 2013, the Funds in the following tables had capital loss carryforwards ("CLCFs"). CLCFs not subject to expiration must be used prior to using any CLCFs that are subject to expiration. A summary of these CLCFs is detailed in the tables below.

CLCFs not subject to expiration (000):

	Short Term	Long Term
Market Neutral Fund	$730	$—
Spectrum Fund	13,925	—
All Cap Growth Fund	446	—

CLCFs subject to expiration (000):

	Expiring September 30,
	2017	2018	Total
All Cap Growth Fund	$7,475	$2,390	$9,865
Large Growth Fund	1,774	64,485	66,259

As of January 18, 2013, the Large Growth Fund credited accumulated net realized loss $20,921 (000) and charged paid-in-capital $35,249 (000) and unrealized appreciation $1,373 (000) due to the Turner Concentrated Growth Fund merger with Large Growth Fund. As of March 7, 2011, the Large Growth Fund credited accumulated net realized loss $12,828 (000) and charged paid-in-capital $123,626 (000) and unrealized appreciation $31,165 (000) due to the Turner Large Cap Growth Fund's merger with the Large Growth Fund. Internal Revenue Code Section 382 limits the amount of annual CLCFs available for use.

At March 31, 2014, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by each Fund, excluding securities sold short and written options, were as follows (000):

	Federal tax cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
Market Neutral Fund	$3,064	$258	$(73)	$185
Medical Sciences Long/Short Fund	41,506	2,356	(719)	1,637
Spectrum Fund	231,859	28,941	(6,208)	22,733
Titan Fund	26,123	2,101	(513)	1,588
All Cap Growth Fund	14,373	4,665	(297)	4,368
Emerging Growth Fund	185,047	88,630	(3,069)	85,561
Large Growth Fund	36,966	8,421	(497)	7,924
Midcap Growth Fund	325,233	106,157	(4,425)	101,732
Small Cap Growth Fund	173,021	53,430	(3,935)	49,495
Emerging Markets Fund	534	60	(21)	39

Management has analyzed the Funds' tax positions taken on Federal income tax returns for all open tax years and has concluded that as of March 31, 2014, no provision for income tax would be required in the Funds' financial statements. The Funds' Federal and State income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state taxing authorities.

8. Loans of portfolio securities:

The Funds may lend securities in their portfolios pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned based on the previous day's market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. Cash collateral received is invested in the Dollar Shares of the BlackRock Liquidity Funds TempCash, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on the projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement ("MSLA") which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

TURNER FUNDS 2014 SEMIANNUAL REPORT 61

NOTES TO FINANCIAL STATEMENTS  (Unaudited)

The following Funds had securities on loan and had invested cash collateral, subject to offset under a MSLA, with the following values as of March 31, 2014 (000):

Fund	Value of Securities on Loan	Value of Collateral Received	Net Amount
Emerging Growth Fund	$20,856	$20,959	$—
Large Growth Fund	1,175	1,184	—
Midcap Growth Fund	5,660	5,676	—
Small Cap Growth Fund	11,005	11,586	—

9. Concentration/risks:

Certain Funds invest a high percentage of their assets in specific market sectors in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to positive or negative economic, political, and regulatory developments in a particular market sector of the market and may experience the effect of this increased volatility on the Fund's net asset value and a magnified effect on the Fund's total return.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest companies in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

10. Fund Merger:

On January 18, 2013, the Large Growth Fund acquired all of the net assets of the Turner Concentrated Growth Fund ("Concentrated Growth Fund"), an open-end investment company, pursuant to a Plan of Reorganization approved by the Concentrated Growth Fund shareholders on January 9, 2013. The purpose of the transaction was to combine the two Funds managed by the Adviser with similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 1,216,063 Investor Class shares of the Large Growth Fund, valued at $15,614 (000), for the 2,025,116 Investor Class shares of the Concentrated Growth Fund outstanding on January 18, 2013. The exchange ratio (Large Growth Fund shares issued/Concentrated Growth

Fund shares outstanding) was 0.60:1 for the Investor Class.

The investment portfolio of the Concentrated Growth Fund, with a fair value of $16,717 (000) and identified cost of $15,344 (000) at January 18, 2013, was the principal asset acquired by the Large Growth Fund. For financial reporting purposes, assets received and shares issued by the Large Growth Fund were recorded at fair value; however, the cost basis of the investments received from the Concentrated Growth Fund was carried forward to align ongoing reporting of the Large Growth Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Upon the business combination of the Funds on January 18, 2013, the net assets of the Concentrated Growth Fund, which included portfolio capital of $35,249 (000), accumulated net investment loss of $87 (000), accumulated realized losses of $20,921 (000) and unrealized gains of $1,373 (000), combined with the Large Growth Fund were $225,958 (000). The undistributed net investment income and unrealized gains of the Concentrated Growth Fund may be distributed by the Large Growth Fund in future periods. Immediately prior to the merger, the net assets (000) of the Concentrated Growth Fund and the Large Growth Fund were $15,614 (000) and $210,344 (000), respectively. All fees and expenses incurred by the Concentrated Growth Fund and the Large Growth Fund directly in connection with the Plan of Reorganization were borne by the Adviser.

Assuming the acquisition had been completed on October 1, 2012, the beginning of the annual reporting period of the Large Growth Fund, the Fund's pro forma results of operations for the year ended September 30, 2013, are as follows (000):

Net investment income/(loss):	$1,012
Net realized/unrealized gains/(losses):	14,238
Change in net assets resulting from operations:	$15,250

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Concentrated Growth Fund that have been included in the Large Growth Fund's Statement of changes in net assets since January 18, 2013.

11. Subsequent Events:

Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

On April 17, the Board of Trustees determined to close and liquidate the Market Neutral Fund, effective on or about June 1, 2014. This decision was made after careful consideration of the Fund's asset size, strategic importance, current expenses and historical performance. In

62 TURNER FUNDS 2014 SEMIANNUAL REPORT

connection with the liquidation, the Fund discontinued accepting orders for the purchase of Fund shares or exchanges into the Fund from other Turner Funds as of the close of business on April 21, 2014.

At a meeting of the Board held May 16, 2014, the Board approved the reorganization of the All Cap Growth Fund into the Midcap Growth Fund. The decision is subject to shareholder approval at a Special Meeting expected to take place during the third quarter of 2014. In anticipation of the reorganization, the All Cap Growth Fund will close to new investors effective June 1, 2014.

As of the date the financial statements were issued, Emerging Markets Fund is closed to new investors and is in process of liquidation. It is anticipated to be fully liquidated during the fourth quarter of 2014.

At a meeting of the Board held on May 16, 2014, the Board appointed Stephen J. Negrotti, President and Chief Executive Officer of the Adviser, as Trustee and elected him as President and Chief Executive Officer of the Trust. Mr. Negrotti is considered an "interested person" of the Trust, as the term is defined in the 1940 Act, by virtue of his relationship with Turner. At the same meeting, the Trustees also elected Bashir C. Asad as Controller and Chief Financial Officer of the Trust, effective May 23, 2014.

Based on this evaluation, other than the items noted above, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2014.

TURNER FUNDS 2014 SEMIANNUAL REPORT 63

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT  (Unaudited)

Board of Trustees considerations in approving the Advisory Agreement

On February 21, 2014, the Board of Trustees (the "Board" or "Trustees") of the Turner Funds (the "Funds" or the "Trust") held an in-person meeting to decide whether to renew the advisory agreement for each of the Turner Funds (the "Advisory Agreement") with Turner Investments, L.P. ("Turner" or the "Adviser") for the upcoming year. In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Adviser. The materials described, among other things: the Adviser's business; the Adviser's organizational structure, personnel and operations; advisory services; the Funds' performance; compliance; advisory fees and expenses paid by the Funds for the fiscal year ended September 30, 2013; and information on trading. A discussion ensued.

The Trustees discussed all the issues regarding the 15(c) contract renewal, including performance, profitability both before and after 12b-1 fees, and the continuing need to receive in depth reports from portfolio managers and analysts for various funds, as had been the Board's practice over the prior year. The Board, including all of the independent Trustees, considered, among other things: (1) the nature, extent and quality of the services provided by the Adviser; (2) the performance of the Funds over the past one, three, five and ten years, where applicable, versus each Fund's respective Lipper peer universe; (3) the contractual and actual compensation to be paid under the agreements as compared to the compensation paid to relevant Lipper peer groups; (4) the expense ratios of the Funds, with expense waivers, as compared to expense ratios for relevant Lipper peer groups; (5) the qualifications of the Adviser's personnel, portfolio management capabilities and investment methodologies, including the recent staff departures from the Adviser and the stability of current management; (6) the Adviser's operations, compliance program and policies; (7) the financial condition of the Adviser, including noting the sharp decline in the Adviser's assets under management over the past year, but also noting the cost reductions that had been effected; (8) the cost of services provided by the Adviser and the Adviser's profitability from each Fund for the year ended September 30, 2013; (9) "fall-out" benefits to the Adviser and its affiliates from the relationship with the Funds; (10) the extent to which economies of scale are relevant given the Funds' current asset size and current asset growth potential; and (11) a comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients, to the extent the Board deemed it relevant.

After deliberating on all the materials reviewed and reported, the independent Trustees reached the following conclusions, among others, regarding the Adviser and the advisory agreements; the recent performance of the Funds was, in most cases, within industry norms. They determined that although performance lagged peer groups in the case of a number of Funds, the Funds' performance was, in general satisfactory. The Trustees committed to a continuing close review during the upcoming year of those products where performance lagged. The independent Trustees also concluded that the Funds' net total expense ratios and advisory fees were generally competitive. The independent Trustees also concluded that: they were satisfied with the quality of services provided by the Adviser in advising the existing Funds; the profits earned by the Adviser seemed reasonable in light of the nature, extent and quality of the services provided to each existing Fund; and that each Fund, and the Trust, was not large enough to attain significant economies of scale, beyond those already incorporated into the fee structures.

The Trustees noted that although they were renewing the Advisory Agreement they would continue to exercise a heightened level of scrutiny with respect to the Funds, and would consider taking further action during the year if the situation at the Adviser deteriorates.

64 TURNER FUNDS 2014 SEMIANNUAL REPORT

DISCLOSURE OF FUND EXPENSES  (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these on-going costs, which include (among others) costs for portfolio management, distribution (12b-1) and/or shareholder services and other expenses. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below and on the next page illustrates your Fund's costs in two ways:

• Actual Fund Return. This section helps you estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

• Hypothetical 5% Return. This section helps you compare your Fund's cost with those of other mutual funds. It provides information about hypothetical account values and expenses based on the Fund's actual expense ratio (column 3) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This section is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund's actual return — the hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period.

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratios	Expenses Paid During Period*
Turner Market Neutral Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,023.50	1.94%	$9.79
Hypothetical 5% Return	1,000.00	1,015.26	1.94	9.75
Turner Market Neutral Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,022.70	2.19	11.04
Hypothetical 5% Return	1,000.00	1,014.01	2.19	11.00
Turner Market Neutral Fund — Class C Shares
Actual Fund Return	1,000.00	1,019.10	2.94	14.80
Hypothetical 5% Return	1,000.00	1,010.27	2.94	14.74
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,132.80	1.92	10.21
Hypothetical 5% Return	1,000.00	1,015.36	1.92	9.65
	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratios	Expenses Paid During Period*
Turner Medical Sciences Long/Short Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,130.80	2.17%	$11.53
Hypothetical 5% Return	1,000.00	1,014.11	2.17	10.90
Turner Medical Sciences Long/Short Fund — Class C Shares
Actual Fund Return	1,000.00	1,127.10	2.92	15.49
Hypothetical 5% Return	1,000.00	1,010.37	2.92	14.64
Turner Spectrum Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,044.60	1.93	9.84
Hypothetical 5% Return	1,000.00	1,015.31	1.93	9.70
Turner Spectrum Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,043.40	2.18	11.11
Hypothetical 5% Return	1,000.00	1,014.06	2.18	10.95

TURNER FUNDS 2014 SEMIANNUAL REPORT 65

DISCLOSURE OF FUND EXPENSES  (Unaudited)

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratios	Expenses Paid During Period*
Turner Spectrum Fund — Class C Shares
Actual Fund Return	$1,000.00	$1,039.20	2.93%	$14.90
Hypothetical 5% Return	1,000.00	1,010.32	2.93	14.69
Turner Titan Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,071.10	1.94	10.02
Hypothetical 5% Return	1,000.00	1,015.26	1.94	9.75
Turner Titan Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,070.60	2.19	11.31
Hypothetical 5% Return	1,000.00	1,014.01	2.19	11.00
Turner Titan Fund — Class C Shares
Actual Fund Return	1,000.00	1,066.30	2.94	15.15
Hypothetical 5% Return	1,000.00	1,010.27	2.94	14.74
Turner All Cap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,113.40	1.08	5.69
Hypothetical 5% Return	1,000.00	1,019.55	1.08	5.44
Turner Emerging Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,076.30	1.15	5.95
Hypothetical 5% Return	1,000.00	1,019.20	1.15	5.79
Turner Emerging Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,075.10	1.40	7.24
Hypothetical 5% Return	1,000.00	1,017.95	1.40	7.04
Turner Large Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,121.90	0.69	3.65
Hypothetical 5% Return	1,000.00	1,021.49	0.69	3.48
	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratios	Expenses Paid During Period*
Turner Large Growth Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,121.00	0.94%	$4.97
Hypothetical 5% Return	1,000.00	1,020.24	0.94	4.73
Turner Midcap Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,126.20	0.93	4.93
Hypothetical 5% Return	1,000.00	1,020.29	0.93	4.68
Turner Midcap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,124.70	1.18	6.25
Hypothetical 5% Return	1,000.00	1,019.05	1.18	5.94
Turner Midcap Growth Fund — Retirement Class Shares
Actual Fund Return	1,000.00	1,123.30	1.43	7.57
Hypothetical 5% Return	1,000.00	1,017.80	1.43	7.19
Turner Small Cap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,040.50	1.25	6.36
Hypothetical 5% Return	1,000.00	1,018.70	1.25	6.29
Turner Emerging Markets Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,053.90	1.05	5.38
Hypothetical 5% Return	1,000.00	1,019.70	1.05	5.29
Turner Emerging Markets Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,052.20	1.30	6.65
Hypothetical 5% Return	1,000.00	1,018.45	1.30	6.54

  *  Unless otherwise indicated, expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period from 10/1/13 - 3/31/14).

66 TURNER FUNDS 2014 SEMIANNUAL REPORT

Turner Funds

This report was prepared for shareholders of the Turner Funds. It may be distributed to others only if preceded or accompanied by a Turner Funds' Prospectus, which contains detailed information. All Turner Funds are offered by prospectus only.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's Web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Board of Trustees of the Turner Funds has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner Investments, L.P. Turner Investments, L.P. will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to the SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) via the Funds' Web site, www.turnerinvestments.com; (ii) on the Commission's Web site at http://www.sec.gov; and (iii) without charge by calling 1.800.224.6312.

TURNER FUNDS 2014 SEMIANNUAL REPORT 67

THIS PAGE WAS INTENTIONALLY LEFT BLANK

68 TURNER FUNDS 2014 SEMIANNUAL REPORT

Turner Funds

P.O. Box 219805

Kansas City, Missouri 64121-9805

Telephone: 1.800.224.6312

Email: mutualfunds@turnerinvestments.com

Web Site: www.turnerinvestments.com

TUR-SA-002-0508

Item 2. Code of Ethics.

Not applicable for semiannual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant’s last proxy solicitation.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) of the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semiannual report.

(a)(2) A separate certification for the Principal Executive Officer and the Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Turner Funds

By (Signature and Title)	/s/ Stephen J. Negrotti
Stephen J. Negrotti, President (Principal Executive Officer)

Date	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stephen J. Negrotti
Stephen J. Negrotti, President (Principal Executive Officer)

Date	May 22, 2014

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Controller and Chief Financial Officer (Principal Financial Officer)

Date	May 22, 2014